SEMI-ANNUAL
REPORT
JUNE 30, 2002

                                                               [GRAPHIC OMITTED]

                                           o  NATIONAL TAX FREE
                                              INCOME FUND


                                           o  CALIFORNIA TAX FREE
SALOMON BROTHERS                              INCOME FUND
-----------------------------------------

                                           o  NEW YORK TAX FREE
                                              INCOME FUND


                                           o  MID CAP FUND

--------------------------------------------------------------------------------
             NOT FDIC INSURED O NOT BANK GUARANTEED O MAY LOSE VALUE
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

DEAR SHAREHOLDERS

   NATIONAL TAX FREE INCOME FUND ..........................................    1

   CALIFORNIA TAX FREEINCOME FUND .........................................    4

   NEW YORK TAX FREE INCOME FUND ..........................................    7

   MID CAP FUND ...........................................................   11

SCHEDULES OF INVESTMENTS ..................................................   14

STATEMENTS OF ASSETS AND LIABILITIES ......................................   23

STATEMENTS OF OPERATIONS ..................................................   24

STATEMENTS OF CHANGES IN NET ASSETS .......................................   25

NOTES TO FINANCIAL STATEMENTS .............................................   27

FINANCIAL HIGHLIGHTS ......................................................   33

[GRAPHIC OMITTED]

SALOMON BROTHERS
NATIONAL TAX FREE
INCOME FUND

DEAR SHAREHOLDER:

We are pleased to provide the semi-annual report for the Salomon Brothers National Tax Free Income Fund ("Fund") for the period ended June 30, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment objective and strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

The Fund's Class A shares, excluding sales charges, returned 5.35% for the six months ended June 30, 2002. In comparison, the Lehman Brothers Municipal 4 Years Plus Bond Index(1) returned 4.91% for the same period. Please note that past performance is not indicative of future results.

INVESTMENT OBJECTIVE AND STRATEGY

The Fund seeks to generate high levels of current income exempt from federal income taxes(2) and preserve the value of its shareholders' investment.

The Fund invests primarily in investment grade municipal obligations issued by a variety of states and localities that pay interest that is exempt from federal income taxes including the federal alternative minimum tax. These obligations may include obligations of Puerto Rico and other U.S. territories. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations that pay interest that is exempt from federal personal income taxes including the federal alternative minimum tax.

MARKET REVIEW

Treasury security yields were lower at the end of the second quarter of 2002 than they were at the end of the first quarter due to continued weakness in the U.S. equities market and geopolitical concerns. The equities market stabilized during the first quarter of 2002 as the result of positive growth in Gross Domestic Product ("GDP")(3), but subsequently suffered through one of the worst quarters in recent history during the second quarter. The clear beneficiary of the equity market volatility has been the U.S. Treasury market, which enjoyed strong demand throughout the second quarter. Also providing a lift for fixed income prices has been geopolitical events such as the escalating violence in the Mideast and the continued threat of terrorism in the U.S. The resulting demand for short-term Treasury securities forced yields lower by close to 90 basis points(4) and steepened the Treasury yield curve(5) by 10 basis points.

------------

(1) THE LEHMAN MUNICIPAL 4 YEARS PLUS BOND INDEX IS A BROAD MEASURE OF MUNICIPAL BONDS WITH MATURITIES OF GREATER THAN FOUR YEARS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2) A PORTION OF THE INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT), AND STATE AND LOCAL TAXES MAY APPLY. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE. CONSULT YOUR PERSONAL TAX ADVISER.

(3) GDP IS A MARKET VALUE OF GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN A GIVEN COUNTRY.

(4)  A BASIS POINT IS 0.01%, OR ONE ONE-HUNDREDTH OF A PERCENT.

(5) THE YIELD CURVE IS THE GRAPHICAL DEPICTION OF THE RELATIONSHIP BETWEEN THE YIELD ON BONDS OF THE SAME CREDIT QUALITY BUT DIFFERENT MATURITIES.

Municipal bond prices also fared well in this environment, as equity market volatility attracted investments into the tax-free bond market. Investors were drawn to the short-term and intermediate section of the municipal market due to the steepness of the yield curve, particularly in light of the low yields on money market products. In fact, the best-performing section of the municipal yield curve during the second quarter was the intermediate sector, with the Lehman Brothers 5-Year and 7-Year Municipal Bond Indices(6) benefiting most. The Fund benefited from this increased demand for intermediate-term municipal securities and also benefited from ongoing demand for premium coupon securities, which were highly sought after by investors looking to increase current income and maintain a defensive posture during the period.

Higher demand from investors helped the municipal bond market weather what has been shaping up as the largest new issue calendar in history. Throughout the period, issuers scrambled to raise money in new issue underwritings in an effort to lock in interest rates and refinance existing debt. The recent economic slowdown, which reduced the amount of tax receipts and other revenues brought in by states and municipalities, also contributed to this increase in new issues. For example, the New York Metropolitan Transportation Authority ("MTA") issued $15 billion in debt during the period in order to refinance existing debt and to fund capital expenditures that the MTA was unable to fund out of its cash flow.

MARKET AND FUND OUTLOOK

Looking ahead, we are somewhat cautious on the municipal market primarily due to the current level of interest rates. Although we believe that the Federal Open Market Committee ("FOMC")(7) will probably not raise the federal funds rate ("fed funds rate")(8) until the fourth quarter, we believe that remaining in cash is not palatable due to the current shape of the yield curve. Therefore, we are choosing to remain overweighted in premium coupon issues and focus on the 10- to 15-year section of the yield curve in order to help manage our duration exposure.

Thank you for your investment in the Salomon Brothers National Tax Free Income Fund.


--------------

(6) THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX MEASURES THE PERFORMANCE OF MUNICIPAL BONDS WITH A MATURITY BETWEEN FOUR YEARS AND LESS THAN SIX YEARS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX MEASURES THE PERFORMANCE OF MUNICIPAL BONDS WITH A MATURITY BETWEEN SIX YEARS AND LESS THAN EIGHT YEARS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(7) THE FOMC IS A POLICY-MAKING BODY OF THE FEDERAL RESERVE SYSTEM RESPONSIBLE FOR THE FORMULATION OF A POLICY DESIGNED TO PROMOTE ECONOMIC GROWTH, FULL EMPLOYMENT, STABLE PRICES, AND A SUSTAINABLE PATTERN OF INTERNATIONAL TRADE AND PAYMENTS.

(8) THE FED FUNDS RATE IS THE INTEREST RATE THAT BANKS WITH EXCESS RESERVES AT A FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FED FUNDS RATE OFTEN POINTS TO THE DIRECTION OF U.S. INTEREST RATES.

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 14 THROUGH 15 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF JUNE 30, 2002 AND IS SUBJECT TO CHANGE.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in
Class A Shares of
the Fund made on
inception date would have
grown to $15,220
(as of 6/30/02).
The graph shows
how the Fund
compares to
its benchmark over
the same period.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE (UNAUDITED)
NATIONAL TAX FREE INCOME FUND -- CLASS A SHARES
COMPARISON OF $10,000 INVESTMENT IN THE FUND WITH THE LEHMAN BROTHERS 4 YEARS PLUS BOND INDEX
--------------------------------------------------------------------------------

[REPRESENTATION OF LINE GRAPH IN PRINTED PIECE.]

                              LEHMAN BROTHERS
                              MUNICIPAL 4 YEARS
                 CLASS A      PLUS BOND INEX
                ---------     ---------------
8/17/95           9525           10000
12/31/95          10232          10511
12/31/96          10571          10978
12/31/97          11782          12048
12/31/98          12966          12859
12/31/99          12465          12473
12/31/00          13974          14083
12/31/01          14448          14777
6/30/02           15220          15502



THE GRAPH INCLUDES THE INITIAL SALES CHARGE ON THE FUND (NO COMPARABLE CHARGE EXISTS FOR THE INDEX) AND ASSUMES ALL DIVIDENDS AND DISTRIBUTIONS FROM THE FUND ARE REINVESTED AT NET ASSET VALUE.



--------------------------------------------------------------------------------
  PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

[REPRESENTATION OF PIE CHART IN PRINTED PIECE.]

PORTFOLIO DIVERSIFICATION AS OF
JUNE 30, 2002

GENERAL OBLIGATION          34%
TRANSPORTATION              21%
WATER AND SEWER             12%
EDUCATION                   11%
MISCELLANEOUS                8%
HOUSING                      5%
SHORT TERM+                  4%
POWER                        4%
AVIATION                     1%

+ Includes cash and other net assets.

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2002+
--------------------------------------------------------------------------------
                                              WITHOUT                 WITH
  CLASS A SHARES                         SALES CHARGES(1)       SALES CHARGES(2)
--------------------------------------------------------------------------------
  Since Inception (8/17/95)                      7.06%                   6.30%
  5 year                                         6.72                    5.68
  1 year                                         6.71                    1.64
  6 months                                       5.35*                   0.34*
================================================================================
  CLASS B SHARES
--------------------------------------------------------------------------------
  Since Inception (10/12/01)                     2.67%*                 (2.33)%*
  6 months                                       4.86*                  (0.14)*
================================================================================
  CLASS 2 SHARES
--------------------------------------------------------------------------------
  Since Inception (11/19/01)                     2.88%*                  0.86%*
  6 months                                       5.08*                   3.04*
================================================================================
  CLASS O SHARES
--------------------------------------------------------------------------------
  Since Inception (11/19/01)                     3.27%*                  3.27%*
  6 months                                       5.38*                   5.38*
================================================================================

+ THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT DEDUCTION OF ALL APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A AND 2 SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS B AND 2 SHARES.

(2) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS A AND 2 SHARES REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE OF 4.75% AND 1.00%, RESPECTIVELY, AND CLASS B SHARES REFLECT THE DEDUCTION OF A 5.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM INITIAL PURCHASE. CLASS 2 SHARES ALSO REFLECT THE DEDUCTION OF A 1.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE. CLASS O SHARES HAVE NO INITIAL OR CONTINGENT DEFERRED SALES CHARGES.

* TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

     ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN THE ORIGINAL COST.

[GRAPHIC OMITTED]

SALOMON BROTHERS
CALIFORNIA TAX FREE INCOME FUND

DEAR SHAREHOLDER:

We are pleased to provide the semi-annual report for the Salomon Brothers California Tax Free Income Fund ("Fund") for the period ended June 30, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment objective and strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

The Fund's Class A shares, excluding sales charges, returned 4.23% for the six months ended June 30, 2002. In comparison, the Lehman Brothers California 4 Years Plus Index(1) returned 4.01% for the same period. Please note that past performance is not indicative of future results.

INVESTMENT OBJECTIVE AND STRATEGY

The Fund seeks to generate high levels of current income exempt from federal and California personal income taxes(2) and to preserve the value of its shareholders' investment.

The Fund invests primarily in investment grade municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and from California personal income taxes. Under normal market conditions, the Fund invests at least 80% of its assets in these municipal obligations. Issuers of these obligations are usually located in California, but the obligations can also be issued by Puerto Rico and other U.S. territories.

MARKET REVIEW

Treasury security yields were lower at the end of the second quarter of 2002 than they were at the end of the first quarter due to continued weakness in the U.S. equities market as well as geopolitical concerns including violence in the Mideast and continued threat of terrorism in the U.S. The equities market stabilized during the first quarter of 2002 as the result of positive growth in Gross Domestic Product ("GDP")(3), but subsequently suffered through one of the worst quarters in recent history during the second quarter. This equity market volatility benefited the U.S. Treasury market, which enjoyed strong demand throughout the second quarter. This strong demand for short-term Treasury securities forced yields lower by close to 90 basis points(4) and steepened the Treasury yield curve(5) by 10 basis points.

Municipal bond prices also fared well in this environment, as equity market volatility attracted investments into the tax-free bond market. Investors were drawn to the short-term and intermediate sections of the municipal market due to the steepness of the yield curve, particularly in light of the low yields on money market products. In fact, the best-performing section of the municipal yield curve during the second quarter was the intermediate sector, with the Lehman Brothers 5-Year and 7-Year Municipal Bond

-----------

(1) THE LEHMAN CALIFORNIA 4 YEARS PLUS INDEX IS A BROAD MEASURE OF CALIFORNIA MUNICIPAL BONDS WITH A MATURITY OF GREATER THAN FOUR YEARS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2) A PORTION OF THE INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT), AND STATE AND LOCAL TAXES MAY APPLY. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE. CONSULT YOUR PERSONAL TAX ADVISER.

(3) GDP IS A MARKET VALUE OF GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN A GIVEN COUNTRY.

(4)  A BASIS POINT IS 0.01%, OR ONE ONE-HUNDREDTH OF A PERCENT.

(5) THE YIELD CURVE IS THE GRAPHICAL DEPICTION OF THE RELATIONSHIP BETWEEN THE YIELD ON BONDS OF THE SAME CREDIT QUALITY BUT DIFFERENT MATURITIES.

Indices(6) benefiting most. The Fund benefited from this increased demand for intermediate-term municipal securities and also benefited from ongoing demand for premium coupon securities, which were highly sought-after by investors looking to increase current income and maintain a defensive posture during the period.

Higher demand from investors helped the municipal bond market weather what has been shaping up as the largest new issue calendar in history. Throughout the period, issuers scrambled to raise money in new issue underwritings in an effort to lock in interest rates and refinance existing debt. The recent economic slowdown, which reduced the amount of tax receipts and other revenues brought in by states and municipalities, also contributed to this increase in new issues. For example, the New York Metropolitan Transportation Authority ("MTA") issued $15 billion in debt during the period in order to refinance existing debt and to fund capital expenditures that the MTA was unable to fund out of its cash flow.

CALIFORNIA ECONOMIC HIGHLIGHTS

Although California's economy is diversified, economic weakness has caused tax receipts to fall, just as it has in many other states. According to Standard & Poor's Ratings Service ("S&P")(7), Governor Gray Davis issued a fiscal 2003 state budget proposal that calls for the implementation of a combination of tax cuts and numerous one-time measures to close an approximate $12 billion revenue shortfall expected for the combined 2002 and 2003 fiscal years. According to S&P, the State's revenue declines are the result of weakness in the economy and a progressive income tax code that has created volatility in tax receipts (i.e., lower tax revenues). The Governor's budget proposes about $5.3 billion in spending reductions, accessing "one-time" sources of revenue, seeking increased federal aid, and borrowing. The budget is projected to leave a $511 million reserve for the State's fiscal 2003 year, which is equal to a slim 0.6% of general fund appropriations.

Given the economic status of California and of the U.S. in general, we anticipate that demand for municipal bonds in California will remain relatively strong during the coming months. We continue to maintain a wait-and-see approach to determine how California ultimately addresses its energy situation. During the reporting period, the State was buying electricity via long-term contracts.

MARKET AND FUND OUTLOOK

Looking ahead, we are somewhat cautious on the municipal market primarily due to the current level of interest rates. Although we believe that the Federal Open Market Committee ("FOMC")(8) will probably not raise the federal funds rate ("fed funds rate")(9) until the fourth quarter, we believe that remaining in cash is not palatable due to the current shape of the yield curve. Therefore, we are choosing to remain overweighted in premium coupon issues and focus on the 10- to 15-year section of the yield curve in order to help manage our duration exposure.

Thank you for your investment in the Salomon Brothers California Tax Free Income Fund.


---------

(6) THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX MEASURES THE PERFORMANCE OF MUNICIPAL BONDS WITH A MATURITY BETWEEN FOUR YEARS AND LESS THAN SIX YEARS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX MEASURES THE PERFORMANCE OF MUNICIPAL BONDS WITH A MATURITY BETWEEN SIX YEARS AND LESS THAN EIGHT YEARS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(7)  S&P IS A MAJOR CREDIT RATING AGENCY.

(8) THE FOMC IS A POLICY-MAKING BODY OF THE FEDERAL RESERVE SYSTEM RESPONSIBLE FOR THE FORMULATION OF A POLICY DESIGNED TO PROMOTE ECONOMIC GROWTH, FULL EMPLOYMENT, STABLE PRICES, AND A SUSTAINABLE PATTERN OF INTERNATIONAL TRADE AND PAYMENTS.

(9) THE FED FUNDS RATE IS THE INTEREST RATE THAT BANKS WITUH EXCESS RESERVES AT A FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FED FUNDS RATE OFTEN POINTS TO THE DIRECTION OF U.S. INTEREST RATES.

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGE 16 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF JUNE 30, 2002 AND IS SUBJECT TO CHANGE.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in
Class A Shares of
the Fund made on
inception date
would have
grown to $11,513
(as of 6/30/02)
The graph shows how
the Fund compares to its
benchmark over the same period.



-------------------------------------------------------------------------------
HISTORICAL PERFORMANCE (UNAUDITED)
CALIFORNIA TAX FREE INCOME FUND -- CLASS A SHARES
COMPARISON OF $10,000 INVESTMENT IN THE FUND WITH THE LEHMAN BROTHERS CALIFORNIA 4 YEARS PLUS INDEX
--------------------------------------------------------------------------------

[REPRESENTATION OF LINE GRAPH IN PRINTED PIECE.]

                                 LEHMAN BROTHERS
                                CALIFORNIA 4 YEARS
                CLASS A            PLUS INDEX
                -------        ------------------
11/02/98          9525                10000
12/31/99          9396                 9640
12/31/00          10742               10987
12/31/01          11045               11544
06/30/02          11513               12007

THE GRAPH INCLUDES THE INITIAL SALES CHARGE ON THE FUND (NO COMPARABLE CHARGE EXISTS FOR THE INDEX) AND ASSUMES ALL DIVIDENDS AND DISTRIBUTIONS FROM THE FUND ARE REINVESTED AT NET ASSET VALUE.


[REPRESENTATION OF PIE CHART IN PRINTED PIECE.]
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------
Portfolio Diversification as of
June 30, 2002

WATER AND SEWER       24%
GENERAL OBLIGATION    19%
TRANSPORTATION        19%
EDUCATION             18%
HOUSING               10%
SHORT TERM+            5%
TAX ALLOCATION         3%
MISCELLANEOUS          2%

+ Includes cash and other net assets.

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2002+
--------------------------------------------------------------------------------
                                             WITHOUT                  WITH
  CLASS A SHARES                        SALES CHARGES(1)        SALES CHARGES(2)
--------------------------------------------------------------------------------
  Since Inception (11/2/98)                      5.32%                   3.93%
  3 year                                         6.81                    5.09
  1 year                                         6.32                    1.27
  6 months                                       4.23*                  (0.72)*
================================================================================
  CLASS B SHARES
--------------------------------------------------------------------------------
  Since Inception (10/5/01)                      1.36%*                 (3.59)%*
  6 months                                       3.85*                  (1.15)*
================================================================================

+ THE RETURNS  SHOWN DO NOT REFLECT THE  DEDUCTION  OF TAXES THAT A  SHAREHOLDER
  WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT DEDUCTION OF ALL APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS B.

(2) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS A SHARES REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE OF 4.75% AND CLASS B SHARES REFLECT THE DEDUCTION OF A 5.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM INITIAL PURCHASE.

* TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

  ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN THE ORIGINAL COST.

[GRAPHIC OMITTED]


SALOMON BROTHERS
NEW YORK TAX FREE INCOME FUND

DEAR SHAREHOLDER:

We are pleased to provide the semi-annual report for the Salomon Brothers New York Tax Free Income Fund ("Fund") for the period ended June 30, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment objective and strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

The Fund's Class A shares, excluding sales charges, returned 5.33% for the six months ended June 30, 2002. In comparison, the Lehman Brothers Municipal Bond Index(1) returned 4.64% for the same period. Please note that past performance is not indicative of future results.

INVESTMENT OBJECTIVE AND STRATEGY

The Fund seeks to generate high levels of current income exempt from federal, New York State and New York City personal income taxes(2) and preserve the value of its shareholders' investment.

The Fund invests primarily in investment grade municipal obligations that pay interest that is exempt from federal income tax, including the federal alternative minimum tax, and from New York State and New York City personal income tax. Under normal market conditions, the Fund invests at least 80% of its assets in these municipal obligations. Issuers of these obligations are usually located in New York, but the obligations can also be issued by Puerto Rico and other U.S. territories.

MARKET REVIEW

Treasury security yields were lower at the end of the second quarter of 2002 than they were at the end of the first quarter due to continued weakness in the U.S. equities market as well as geopolitical concerns including violence in the Mideast and continued threat of terrorism in the U.S. The equities market stabilized during the first quarter of 2002 as the result of positive growth in Gross Domestic Product ("GDP")(3), but subsequently suffered through one of the worst quarters in recent history during the second quarter. This equity market volatility benefited the U.S. Treasury market, which enjoyed strong demand throughout the second quarter. This strong demand for short-term Treasury securities forced yields lower by close to 90 basis points(4) and steepened the Treasury yield curve(5) by 10 basis points.

Municipal bond prices also fared well in this environment, as equity market volatility attracted investments into the tax-free bond market. Investors were drawn to the short-term and intermediate sections of the municipal market due to the steepness of the yield curve, particularly in light of the low yields on money market products. In fact, the best-performing section of the municipal

----------

(1) THE LEHMAN BROTHERS MUNICIPAL BOND INDEX IS A BROAD MEASURE OF MUNICIPAL BOND PERFORMANCE. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2) A PORTION OF THE INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT), AND STATE AND LOCAL TAXES MAY APPLY. CAPITAL GAINS, IF ANY, ARE FULLY TAXABLE. CONSULT YOUR PERSONAL TAX ADVISER.

(3) GDP IS A MARKET VALUE OF GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN A GIVEN COUNTRY.

(4)  A BASIS POINT IS 0.01%, OR ONE ONE-HUNDREDTH OF A PERCENT.

(5) THE YIELD CURVE IS THE GRAPHICAL DEPICTION OF THE RELATIONSHIP BETWEEN THE YIELD ON BONDS OF THE SAME CREDIT QUALITY BUT DIFFERENT MATURITIES.

yield curve during the second quarter was the intermediate sector, with the Lehman Brothers 5-Year and 7-Year Municipal Bond Indices(6) benefiting most. The Fund benefited from this increased demand for intermediate-term municipal securities and also benefited from ongoing demand for premium coupon securities, which were highly sought-after by investors looking to increase current income and maintain a defensive posture during the period.

Higher demand from investors helped the municipal bond market weather what has been shaping up as the largest new issue calendar in history. Throughout the period, issuers scrambled to raise money in new issue underwritings in an effort to lock in interest rates and refinance existing debt. The recent economic slowdown, which reduced the amount of tax receipts and other revenues brought in by states and municipalities, also contributed to this increase in new issues. For example, the New York Metropolitan Transportation Authority ("MTA") issued $15 billion in debt during the period in order to refinance existing debt and to fund capital expenditures that the MTA was unable to fund out of its cash flow.

NEW YORK ECONOMIC HIGHLIGHTS

We believe New York State has a very broad and well-diversified economy. Strong fiscal discipline and healthy economic growth have improved New York's creditworthiness dramatically over the past several years. In February, for example, Standard & Poor's Ratings Service(7) reaffirmed the State's AA rating, its strongest rating in more than 23 years, according to Governor Pataki's office. Additionally, New York State has managed to produce an operating surplus for the past five years.

Still, we believe New York may continue to face many challenges going forward, as it deals with the effects of a downturn in the national economy and the effects of the September 11th attacks. Almost 132,000 jobs were lost in New York between December 2000 and December 2001, according to the New York State Department of Labor.

The complete cost of the events of September 11th have not been fully assessed at this point. State tax revenues were already under pressure because of stagnating economic growth, decreases in employment and a decline in personal income before the terrorist attacks. In our view, it is important for New York to continue to enact fiscally conservative measures until these issues can be resolved and the costs associated with September 11th can be fully quantified. As the U.S. economy improves, these conservative fiscal measures should help New York improve as well.


----------

(6) THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX MEASURES THE PERFORMANCE OF MUNICIPAL BONDS WITH A MATURITY BETWEEN FOUR YEARS AND LESS THAN SIX YEARS. THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX MEASURES THE PERFORMANCE OF MUNICIPAL BONDS WITH A MATURITY BETWEEN SIX YEARS AND LESS THAN EIGHT YEARS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(7)  STANDARD & POOR'S RATINGS SERVICE IS A MAJOR CREDIT RATING AGENCY.

Recently-released job figures offer some encouragement. Although private sector employment levels were down 3.3% in May 2002 versus the same period last year, the data marks an improvement from February, when employment levels dropped 4.3%, according to New York Labor Department statistics. Private employment levels in New York State were down 1.7% in May 2002 versus the same period in 2001, according to the New York Labor Department. National employment levels dropped 1.6% during the same period.

MARKET AND FUND OUTLOOK

Looking ahead, we are somewhat cautious on the municipal market primarily due to the current level of interest rates. Although we believe that the Federal Open Market Committee ("FOMC")(8) will probably not raise the federal funds rate ("fed funds rate")(9) until the fourth quarter, we believe that remaining in cash is not palatable due to the current shape of the yield curve. Therefore, we are choosing to remain overweighted in premium coupon issues and focus on the 10- to 15-year section of the yield curve in order to help manage our duration exposure.

Thank you for your investment in the Salomon Brothers New York Tax Free Income Fund.


---------

(8) THE FOMC IS A POLICY-MAKING BODY OF THE FEDERAL RESERVE SYSTEM RESPONSIBLE FOR THE FORMULATION OF A POLICY DESIGNED TO PROMOTE ECONOMIC GROWTH, FULL EMPLOYMENT, STABLE PRICES, AND A SUSTAINABLE PATTERN OF INTERNATIONAL TRADE AND PAYMENTS.

(9) THE FED FUNDS RATE IS THE INTEREST RATE THAT BANKS WITH EXCESS RESERVES AT A FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FED FUNDS RATE OFTEN POINTS TO THE DIRECTION OF U.S. INTEREST RATES.

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 17 THROUGH 18 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF JUNE 30, 2002 AND IS SUBJECT TO CHANGE.

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in
Class A Shares of
the Fund made on
6/30/92  would have
grown to $17,030
(as of  6/30/02).
The graph shows how the
Fund compares to its
benchmark over the
same period.



--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE (UNAUDITED)
NEW YORK TAX FREE INCOME FUND -- CLASS A SHARES
COMPARISON OF $10,000 INVESTMENT IN THE FUND WITH THE LEHMAN BROTHERS MUNICIPAL BOND INDEX
--------------------------------------------------------------------------------

[REPRESENTATION OF LINE GRAPH IN PRINTED PIECE.]

                              LEHMAN BROTHERS
                               MUNICIPAL BOND
                 CLASS A          INDEX
                 ------         ----------
6/30/92           9525           10000
12/92             9880           10453
12/93             11068          11737
12/94             10242          11130
12/95             12074          13073
12/96             12437          13652
12/97             13633          14907
12/98             14573          15873
12/99             14029          15547
12/00             15648          17363
12/01             16168          18253
6/30/02           17030          19099


THE GRAPH INCLUDES THE INITIAL SALES CHARGE ON THE FUND (NO COMPARABLE CHARGE EXISTS FOR THE INDEX) AND ASSUMES ALL DIVIDENDS AND DISTRIBUTIONS FROM THE FUND ARE REINVESTED AT NET ASSET VALUE.



-------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS
-------------------------------------------------------------------------------
PORTFOLIO DIVERSIFICATION AS OF
JUNE 30, 2002

[REPRESENTATION OF PIE CHART IN PRINTED PIECE.]


EDUCATION           20%
HIGHWAY/TOLLS       20%
TRANSPORTATION      13%
SALES TAX           11%
HOUSING             10%
GENERAL OBLIGATION   7%
POWER                6%
STATE AGENCIES       5%
MISCELLANEOUS        4%
HEALTH & HOSPITALS   2%
SHORT TERM+          2%

+ Includes cash and other net assets.

-------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2002+
-------------------------------------------------------------------------------
                                              WITHOUT               WITH
  CLASS A SHARES                         SALES CHARGES(1)      SALES CHARGES(2)
-------------------------------------------------------------------------------
  10 year                                       5.98%                   5.47%
  5 year                                        5.74                    4.71
  1 year                                        6.39                    1.34
  6 months                                      5.33*                   0.33*
===============================================================================
  CLASS B SHARES
-------------------------------------------------------------------------------
  Since Inception (11/19/01)                    2.97%*                 (2.03)%*
  6 months                                      4.94*                  (0.06)*
===============================================================================
  CLASS O SHARES
-------------------------------------------------------------------------------
  Since Inception (10/29/01)                    3.22%*                  3.22%*
  6 months                                      5.38*                   5.38*
===============================================================================

+ THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT DEDUCTION OF ALL APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS B SHARES.

(2) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS A SHARES REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE OF 4.75% AND CLASS B SHARES REFLECT THE DEDUCTION OF A 5.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM INITIAL PURCHASE. CLASS O SHARES HAVE NO INITIAL OR CONTINGENT DEFERRED SALES CHARGES.

* TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN THE ORIGINAL COST.

[GRAPHIC OMITTED]

SALOMON BROTHERS
MID CAP FUND

DEAR SHAREHOLDER:

Enclosed herein is the semi-annual report for the Salomon Brothers Mid Cap Fund ("Fund") for the period ended June 30, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment objective and strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

The Fund's Class A and Class O shares, excluding sales charges, returned negative 7.53% and negative 7.34%, respectively, for the six months ended June 30, 2002. In comparison, the S&P MidCap 400 Index ("S&P 400")(1) returned negative 3.21% and the Lipper Inc.(2) peer group of Mid-Cap Core Funds returned an average negative 7.68% for the same period. Please note that past performance is not indicative of future results.

INVESTMENT OBJECTIVE AND STRATEGY

The Fund seeks long-term growth of capital. Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of medium sized companies(3). A company is considered medium sized if its market capitalization is within the range of the market capitalizations of companies in the S&P 400.

The Fund generally uses a bottom-up(4) approach to stock selection. Fundamental research and quantitative analysis are the foundation of our investment process. We focus on well-positioned U.S. mid-capitalization companies that have the potential to exhibit improving fundamentals. In our stock selection process, we look for companies with well articulated objectives and strategies, long-term viable business models and successful historical execution.

The portfolio is constructed by emphasizing those stocks that fit our investment philosophy and have high return potential relative to their perceived level of risk. Individual position sizes in the Fund are a function of a company's quantitative score, fundamental research prospects, benchmark weightings (sector and industry) and portfolio-manager judgment. Sector and industry weightings are derived from our bottom-up approach to stock selection.

To minimize sector risk and exposure, we generally have representation in all sectors of the benchmark. Typically, sector weightings will be within plus or minus five percentage points of the benchmark weighting, with a maximum limit of a plus or minus 10 percentage point differential. Under normal circumstances, individual holdings do not exceed 4% of the total market value of the portfolio.


-----------

(1) The S&P 400 is a broad-based unmanaged capitalization-weighted index of medium capitalization stocks. Please note that an investor cannot invest directly in an index.

(2)  Lipper is an independent mutual fund tracking organization.

(3) Investments in medium capitalization companies are subject to higher volatility than large capitalization companies.

(4) The bottom-up investing approach means that the manager looks primarily at individual companies against the context of broader market forces.

MARKET REVIEW

The stock market had a significant setback during the first six months of the year. After two years during which most U.S. equity marketplace measures had negative returns, many investors yearned for a reversal of direction. Instead, fears of diminishing strength of the economic recovery surfaced, along with concerns about corporate governance.

As consumer confidence leveled off, investors' angst increased about the future of revenues and earnings growth as well as the uncertain geopolitical environment. In addition, foreign investors reduced their investment flows into the U.S. financial marketplace as the value of the dollar declined.

For the last two years ended December 31, 2001, mid-capitalization stocks increased 16.80%, as shown by the S&P 400, significantly outperforming large-capitalization stocks, which declined by 19.90%, as indicated by the S&P 500 Index.(5) This trend continued during the first six months of 2002, with medium-sized companies once again dominating the large-capitalization sector of the equity marketplace.

PORTFOLIO HIGHLIGHTS

We have maintained and expect to continue to maintain a conservative posture in the Fund, with meaningful positions in defense, finance and service-related companies. In addition, the portfolio continues to be well-diversified. We are positioned in many companies that we believe possess greater consistency (i.e., are less cyclical), given what we deem to be their more stable business models.

MARKET OUTLOOK

We believe geopolitical risks and corporate governance matters will continue to weigh on the financial marketplace. Until there is greater transparency in the corporate accounting process, investors will require a higher risk premium for equity participation. To a lesser degree, the geopolitical situation remains uncertain and may present event risk to the financial marketplace.

With that said, we believe the U.S. Federal Reserve Board ("Fed") may become more accommodative to support the nascent economic expansion that began in the early part of the year. In that event, consumer confidence, which has been underpinning economic growth, could receive a boost in the form of lower mortgage rates as a result of further Fed easings.

The long-term outlook for domestic economic growth and prosperity is strong. As the current set of issues is successfully resolved, the financial marketplace will once again positively reflect the inherent resilience and potential of our capitalist system.

Thank you for your investment in the Salomon Brothers Mid Cap Fund.



----------------

(5) THE S&P 500 INDEX IS A MARKET CAPITALIZATION WEIGHTED MEASURE OF 500 WIDELY HELD COMMON STOCKS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

THE INFORMATION PROVIDED IN THIS LETTER REPRESENTS THE OPINION OF THE MANAGER AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. THE INFORMATION PROVIDED IS INTENDED TO DESCRIBE THE MANAGER'S STOCK SELECTION PROCESS AND DOES NOT CONSTITUTE NOR SHOULD IT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL ANY SECURITY. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 19 THROUGH 22 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF JUNE 30, 2002 AND IS SUBJECT TO CHANGE.

GROWTH OF A $10,000 INVESTMENT

A $10,000  investment in
Class A shares of the Fund
made on inception date
would have decreased to
$9,034 (as of 6/30/02).  The
graph shows how the Fund
compares to its bench
mark over the same
period.

--------------------------------------------------------------------------------
HISTORICAL PERFORMANCE (UNAUDITED)
MID CAP FUND -- CLASS A SHARES
COMPARISON OF $10,000 INVESTMENT IN THE FUND WITH THE S&P MID CAP 400 INDEX
-------------------------------------------------------------------------------

[REPRESENTATION OF LINE GRAPH IN PRINTED PIECE]

                                 S&P MID CAP 400
                  CLASS A             INDEX
                 ----------        -----------
11/30/01           10000              9425
12/31/01           10517              9769
1/31/02            10462              9609
2/28/02            10475              9603
3/31/02            11224              10107
4/30/02            11171              10006
5/31/02            10983              9763
6/30/02            10179              9034


THE GRAPH INCLUDES THE INITIAL SALES CHARGE ON THE FUND (NO COMPARABLE CHARGE EXISTS FOR THE INDEX) AND ASSUMES ALL DIVIDENDS AND DISTRIBUTIONS FROM THE FUND ARE REINVESTED AT NET ASSET VALUE.



-------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2002+
-------------------------------------------------------------------------------
                                              WITHOUT                WITH
  CLASS A SHARES                         SALES CHARGES(1)      SALES CHARGES(2)
-------------------------------------------------------------------------------
  Since Inception (11/30/01)                   (4.15)%*               (9.66)%*
  6 months                                     (7.53)*               (12.85)*
===============================================================================
  CLASS B SHARES
-------------------------------------------------------------------------------
  Since Inception (12/18/01)                   (6.99)%*               (11.64)%*
  6 months                                     (7.89)*                (12.50)*
===============================================================================
  CLASS 2 SHARES
-------------------------------------------------------------------------------
  Since Inception (5/7/02)                     (7.36)%*                (9.21)%*
===============================================================================
  CLASS O SHARES
-------------------------------------------------------------------------------
  10 year                                      15.45%                  15.45%
  5 year                                       13.62                   13.62
  1 year                                       (7.54)                  (7.54)
  6 months                                     (7.34)*                 (7.34)*
===============================================================================

+ THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT DEDUCTION OF ALL APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS B.

(2) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS A AND 2 SHARES REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE OF 5.75% AND 1.00%, RESPECTIVELY, AND CLASS B SHARES REFLECT THE DEDUCTION OF A 5.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM INITIAL PURCHASE. CLASS 2 SHARES ALSO REFLECT THE DEDUCTION OF A 1.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE. CLASS O SHARES HAVE NO INITIAL OR CONTINGENT DEFERRED SALES CHARGES.

* TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN THE ORIGINAL COST.

-------------------------------------------
  TOP TEN EQUITY HOLDINGS+
-------------------------------------------
Compass Bancshares, Inc.              2.3%
-------------------------------------------
Alliant Techsystems Inc.              2.1%
-------------------------------------------
GTECH Holdings Corp.                  2.0%
-------------------------------------------
Mercantile Bankshares Corp.           2.0%
-------------------------------------------
Philadelphia Consolidated Holdings    2.0%
-------------------------------------------
Weatherford International, Inc.       1.9%
-------------------------------------------
National Commerce Financial Co.       1.9%
-------------------------------------------
Sungard Data Systems Inc.             1.9%
-------------------------------------------
Beckmand Coulter, Inc.                1.8%
-------------------------------------------
Sealed Air Corp.                      1.8%
-------------------------------------------
+ As a percentage of total investments.

SCHEDULES OF INVESTMENTS
(unaudited)


SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE
   MOODY'S                                                                                                AMOUNT
 BOND RATING  ISSUER                                                                                  (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 96.3%
AVIATION -- 1.4%
Aaa           Austin, Texas, Airport System Revenue, 6.500% due 11/15/05 ........................        $  440       $  487,010
Aaa           Austin, Texas, Airport System Revenue, Series A, 6.500% due 11/15/05 ..............            60           67,390
Aaa           Miami, Dade County, Florida, Aviation, 5.550% due 10/1/13 .........................           250          269,448
                                                                                                                ----------------
                                                                                                                         823,848
                                                                                                                ----------------
EDUCATION -- 11.1%
Aa3           El Paso County, Colorado, School District, 6.375% due 12/1/17 .....................         1,025        1,214,266
A1            Illinois Student Assistance, 6.400% due 3/1/04 ....................................           400          409,644
Aaa           Indiana Secondary Market for Education, 5.550% due 12/1/05 ........................           300          321,099
A1            Massachusetts State Health Educational Facilities, 6.500% due 12/1/05 .............           400          444,648
A1            Mississippi Higher Education Student Loan, 6.050% due 9/1/07 ......................           190          194,183
A+            New York State, Dormitory Authority, Lease Revenue, 6.000% due 7/1/14 .............           250          279,735
Aaa           Northside, Texas, Independent School District, 6.000% due 8/15/16 .................         1,150        1,275,212
Aaa           Pennsylvania State Higher Education Authority, 6.125% due 12/15/17 ................         1,300        1,514,643
Aa1           University of Texas Revenue, 5.750% due 8/15/15 ...................................         1,045        1,132,330
                                                                                                                ----------------
                                                                                                                       6,785,760
                                                                                                                ----------------
GENERAL OBLIGATION -- 34.4%
Aaa           Cook County, Illinois, 5.625% due 11/15/16 ........................................           250          264,618
Aaa           Georgia State, 5.800% due 11/1/17 .................................................         1,605        1,825,784
Aaa           Hamilton County, Ohio, Sales Tax, 5.750% due 12/1/17 ..............................         1,300        1,423,175
Aaa           Illinois State, 5.500% due 2/1/16 .................................................         1,000        1,072,250
Aaa           Illinois State, 6.100% due 1/1/20 .................................................         1,500        1,636,305
Aaa           Illinois State Sales Tax Revenue, 6.000% due 6/15/27 ..............................         1,000        1,127,730
Aa2           Massachusetts State, 6.000% due 2/1/14 ............................................         3,900        4,492,332
Aa2           Massachusetts State, 6.000% due 6/1/15 ............................................         2,000        2,299,600
Aaa           Regional Transportation Authority of Illinois, 5.750% due 6/1/14 ..................         4,010        4,563,460
Aaa           Regional Transportation Authority of Illinois, 5.750% due 6/1/15 ..................         2,000        2,282,820
                                                                                                                ----------------
                                                                                                                      20,988,074
                                                                                                                ----------------
HOUSING -- 4.5%
Aaa           Connecticut State Housing and Finance Authority, 5.950% due 5/15/17 ...............         2,000        2,084,100
Aaa           Florida Housing Finance Agency, 6.150% due 7/1/06 .................................           150          157,170
Aa1           Maine State Housing Authority, 5.950% due 11/15/11 ................................           250          259,785
Aa2           North Dakota State Housing Finance Agency Revenue, 6.100% due 7/1/13 ..............           240          250,632
                                                                                                                ----------------
                                                                                                                       2,751,687
                                                                                                                ----------------
MISCELLANEOUS -- 8.3%
BBB+*         Indiana Health Facility Finance Authority Hospital Revenue, 5.800% due 8/15/06 ....           500          531,680
Aaa           Iowa Finance Authority Single Family Revenue, 6.000% due 7/1/13 ...................           250          261,690
Aaa           Louisiana Public Facilities Authority Revenue, 6.750% due 9/1/06 ..................           350          358,358
Aaa           New Jersey Sports & Exposition Authority Contractors, 6.000% due 3/1/15 ...........         1,500        1,701,480
Aa2           New York City, New York, Transitional Authority Revenue, 6.125% due 11/15/14 ......         1,500        1,699,230
Aa1           New York State Mortgage Agency Revenue, 5.900% due 10/1/06 ........................           500          524,565
                                                                                                                ----------------
                                                                                                                       5,077,003
                                                                                                                ----------------
POWER -- 3.8%
Aaa           Sikeston, Missouri, Electrical Revenue, 6.000% due 6/1/14 .........................         2,000        2,332,560
                                                                                                                ----------------
TRANSPORTATION -- 20.5%
Aaa           Los Angeles, California Harbor Department Revenue, 6.000% due 8/1/03 ..............           285          291,695
Aaa           Massachusetts Bay Transportation Authority, 5.500% due 3/1/14 .....................         3,000        3,324,330
Aaa           Massachusetts Bay Transportation Authority, 5.500% due 3/1/15 .....................         2,500        2,762,050
Aaa           Metropolitan Transit Authority, New York, 6.125% due 4/1/17 .......................         1,000        1,121,150
Aaa           Miami, Dade County, Florida, Expressway Authority, 6.000% due 7/1/13 ..............         1,500        1,718,910
Aaa           New Jersey Economic Development Authority Revenue,
               Transportation Project, Series A, 5.750 due 5/1/13 ...............................         3,000        3,314,550
                                                                                                                ----------------
                                                                                                                      12,532,685
                                                                                                                ----------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
(unaudited) (continued)


SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE
   MOODY'S                                                                                                AMOUNT
 BOND RATING  ISSUER                                                                                  (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------------------------------------
WATER AND SEWER -- 12.3%
Aaa           Chicago, Illinois, Wastewater Transmission Revenue, 6.000% due 1/1/15 .............        $1,000      $ 1,148,440
Aaa           Kansas State, Development Finance Authority Revenue, 5.750% due 4/1/14 ............         2,280        2,535,702
Aaa           Lower Colorado River Authority, Texas, Revenue, 6.000% due 5/15/13 ................         2,000        2,231,540
Aaa           Passaic Valley, New Jersey, Sewer Commrs., 5.750% due 12/1/07 .....................           280          316,546
Aaa           Pueblo, Colorado, Waterworks Revenue, 6.000% due 11/1/15 ..........................         1,165        1,307,526
                                                                                                                ----------------
                                                                                                                       7,539,754
                                                                                                                ----------------
TOTAL MUNICIPAL BONDS AND NOTES (cost-- $54,086,408)                                                                  58,831,371
                                                                                                                ----------------

VARIABLE RATE DEMAND NOTES** -- 2.5%
INDUSTRIAL DEVELOPMENT -- 2.5%
VMIG 1        Industrial Development Authority Revenue, Kansas
                City, Missouri, 1.850% due 4/1/27
                (Cost -- $1,500,000) ............................................................         1,500        1,500,000
                                                                                                                ----------------
TOTAL INVESTMENTS (Cost -- $55,586,408) .........................................................  98.8%              60,331,371
Other Assets in Excess of Liabilities ...........................................................   1.2                  732,922
                                                                                                  -----         ----------------
NET ASSETS ...................................................................................... 100.0%             $61,064,293
                                                                                                  =====         ================

-------------

 * Security not rated by Moody's therefore the Standard &Poor's rating was used.

** Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
(unaudited) (continued)




SALOMON BROTHERS CALIFORNIA TAX FREE INCOME FUND

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                           FACE
   MOODY'S                                                                                                AMOUNT
 BOND RATING  ISSUER                                                                                  (000'S OMITTED)     VALUE
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 95.0%
EDUCATION -- 18.5%
Aaa           Glendale, California University School District, 5.750% due 9/1/13 ................        $1,000      $ 1,122,150
Aaa           Placer, California University High School District, 6.000% due 8/1/14 .............           250          285,140
Aaa           Pomona, California University School District, 6.500% due 8/1/19 ..................           575          673,785
Aaa           San Bernardino, California University School District, 5.625% due 8/1/15 ..........           625          689,738
                                                                                                                ----------------
                                                                                                                       2,770,813
                                                                                                                ----------------
GENERAL OBLIGATION -- 18.5%
Aaa           California State, 5.250% due 10/1/14 ..............................................           500          530,150
Aaa           Los Angeles, California University School District, 5.750% due 7/1/13 .............           250          286,215
Aaa           Puerto Rico Commonwealth, 6.250% due 7/1/12 .......................................         1,150        1,372,962
Aa3           Santa Monica-Malibu, California University School District, 5.400% due 8/1/10 .....           550          584,898
                                                                                                                ----------------
                                                                                                                       2,774,225
                                                                                                                ----------------
HOUSING -- 9.8%
Aaa           California Housing Finance Agency, 4.800% due 8/1/12 ..............................           415          425,749
Aaa           California Housing Finance Agency, 5.850% due 8/1/17 ..............................         1,000        1,044,260
                                                                                                                ----------------
                                                                                                                       1,470,009
                                                                                                                ----------------
MISCELLANEOUS -- 1.9%
Aa2           Sacramento County, California Sanitation District, 6.000% due 12/1/14 .............           250          284,315
                                                                                                                ----------------
TAX ALLOCATION -- 3.4%
Aaa           San Jose, California Redevelopment Tax Allocation Agency, 6.125% due 8/1/05 .......           500          501,960
                                                                                                                ----------------
TRANSPORTATION -- 18.7%
Aaa           California Bay Area Government Rapid Transit Revenue, 4.000% due 6/15/08 ..........           500          504,000
Aaa           Intermodal Container Transfer, 5.750% due 11/1/14 .................................         2,000        2,295,800
                                                                                                                ----------------
                                                                                                                       2,799,800
                                                                                                                ----------------
WATER AND SEWER -- 24.2%
Aaa           Fresno, California, Sewer Revenue, 6.250% due 9/1/14 ..............................         1,000        1,193,600
Aaa           Puerto Rico Commonwealth Aqueduct Sewer, 6.250% due 7/1/13 ........................         1,500        1,796,370
Aa3           San Diego County, California, Water Revenue, 5.750% due 5/1/12 ....................           560          635,061
                                                                                                                ----------------
                                                                                                                       3,625,031
                                                                                                                ----------------
TOTAL MUNICIPAL BONDS AND NOTES (Cost -- $13,188,868) ...........................................                     14,226,153
                                                                                                                ----------------

VARIABLE RATE DEMAND NOTES* -- 3.4%
HOUSING -- 3.4%
VMIG 1        California Statewide Community Development Authority, 1.930% due 4/1/28
                (Cost -- $500,000) .............................................................            500          500,000
                                                                                                                 ---------------
TOTAL INVESTMENTS (Cost -- $13,688,868) ........................................................   98.4%              14,726,153
Other Assets in Excess of Liabilities ..........................................................    1.6                  245,318
                                                                                                 ------          ---------------
NET ASSETS .....................................................................................  100.0%             $14,971,471
                                                                                                 ======         ================

------

* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.


                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
(unaudited) (continued)




SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            FACE
   MOODY'S                                                                                                 AMOUNT
 BOND RATING  ISSUER                                                                                   (000'S OMITTED)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES -- 97.1%
EDUCATION -- 20.0%
Aaa           New York State Dormitory Authority, City University, 5.750% due 5/15/17 .................    $1,070     $ 1,208,800
Aaa           New York State Dormitory Authority, City University, 5.750% due 7/1/18 ..................     3,000       3,376,710
Aaa           New York State Dormitory Authority, Columbia University, Series B, 5.375% due 7/1/15 ....     1,000       1,087,440
Aaa           New York State Dormitory Authority, New York University, 5.375% due 7/1/12 ..............       500         540,540
Aaa           New York State Dormitory Authority, New York University, 5.750% due 7/1/15 ..............     1,000       1,143,200
Aaa           New York State Dormitory Authority, New York University, 5.750% due 7/1/27 ..............     6,300       6,960,366
A3            New York State Dormitory Authority, State University, 5.250% due 5/15/13 ................     2,030       2,192,238
Aaa           New York State Dormitory Authority, State University, 5.750% due 7/1/13 .................     1,515       1,683,907
Aaa           New York State Dormitory Authority, State University, 5.500% due 11/1/14 ................     4,000       4,479,760
Aaa           New York State Dormitory Authority, State University, 6.000% due 7/1/15 .................     1,160       1,293,806
A3            New York State Dormitory Authority, State University, 5.400% due 5/15/23 ................     1,690       1,703,943
AAA*          New York State Dormitory Authority, State University
                   Dorm Facilities, 5.500% due 7/1/18 ................................................      1,000       1,062,650
                                                                                                                     ------------
                                                                                                                       26,733,360
                                                                                                                     ------------
GENERAL OBLIGATION -- 6.7%
A3            New York City, NY, Series A, 6.250% due 8/1/12 .........................................      3,200       3,560,352
A3            New York City, NY, Series B, 6.375% due 8/15/11 ........................................      1,185       1,303,476
A2            New York State, 5.750% due 8/1/14 ......................................................      2,450       2,643,134
Aaa           Puerto Rico Commonwealth, Refunding, Public Improvement Series A, 5.500% due 7/1/16 ....      1,250       1,402,300
                                                                                                                 ----------------
                                                                                                                        8,909,262
                                                                                                                 ----------------
HEALTH AND HOSPITALS -- 2.1%
A3            New York State Dormitory Authority, Mental Health Services, 6.500% due 2/15/11 .........      1,610       1,929,424
Aaa           New York State Dormitory Authority, Municipal Health Facilities, 5.500% due 1/15/14 ....        825         900,380
                                                                                                                 ----------------
                                                                                                                        2,829,804
                                                                                                                 ----------------
HIGHWAY/TOLLS -- 19.7%
Aaa           New York State Thruway Authority, 6.000% due 4/1/11 ....................................      7,415       8,295,680
Baa1          New York State Thruway Authority, Local Highway, Series B, 5.375% due 4/1/13 ...........      4,370       4,686,912
Aaa           New York State Thruway Authority, Series E, 5.250% due 1/1/13 ..........................      5,275       5,583,535
Aaa           Puerto Rico Commonwealth Highway Authority, 5.500% due 7/1/13 ..........................      1,250       1,414,288
Aaa           Puerto Rico Commonwealth Highway Authority, 6.250% due 7/1/14 ..........................      2,000       2,402,100
Aaa           Puerto Rico Commonwealth Highway Authority, 5.500% due 7/1/15 ..........................      2,015       2,266,653
Aaa           Puerto Rico Commonwealth Highway Authority, Series E, 5.500% due 7/1/22 ................      1,500       1,638,075
                                                                                                                 ----------------
                                                                                                                       26,287,243
                                                                                                                 ----------------
HOUSING -- 10.0%
Aaa           New York State Housing Finance Agency, ETM, 7.900% due 11/1/06 .........................      5,275       5,929,786
Aaa           New York State Housing Finance Agency, ETM, 5.875% due 9/15/14 .........................      4,000       4,233,313
Aa            New York State Mortgage Agency Revenue, 5.350% due 10/1/18 .............................      3,200       3,243,584
                                                                                                                 ----------------
                                                                                                                       13,406,683
                                                                                                                 ----------------
MISCELLANEOUS -- 4.0%
NR            New York City Housing Development Corp., 5.625% due 5/1/12 .............................      2,275       2,379,855
Aa2           New York City Housing Development Corp., 6.100% due 11/1/19 ............................      1,645       1,734,801
Aaa           Puerto Rico Public Finance Corp., 5.500% due 8/1/17 ....................................      1,100       1,184,590
                                                                                                                 ----------------
                                                                                                                        5,299,246
                                                                                                                 ----------------
POWER -- 5.5%
Aaa           Long Island Power Authority, NY, Zero Coupon, 12/1/11 ..................................      1,990       1,356,981
Aaa           Long Island Power Authority, NY, Zero Coupon, 6/1/15 ...................................      3,280       1,832,536
Aaa           Long Island Power Authority, NY, Zero Coupon, 6/1/18 ...................................      3,000       1,397,340
Aaa           Long Island Power Authority, NY, Zero Coupon, 6/1/22 ...................................      4,000       1,450,520
Aaa           Puerto Rico Electric Power Authority, 5.500% due 7/1/14 ................................      1,250       1,340,425
                                                                                                                 ----------------
                                                                                                                        7,377,802
                                                                                                                 ----------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
(unaudited) (continued)




SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND
-------------------------------------------------------------------------------

                                                                                                            FACE
   MOODY'S                                                                                                 AMOUNT
 BOND RATING  ISSUER                                                                                   (000'S OMITTED)     VALUE
----------------------------------------------------------------------------------------------------------------------------------
SALES TAX -- 11.1%
Aa2           New York City Transitional, NY, Series A, 5.750% due 2/15/14 ........................     $1,000  $   1,101,200
Aa3           New York City Transitional, NY, Series A, 5.875% due 11/1/14 ........................      1,000      1,111,550
Aa2           New York City Transitional, NY, Series A, 6.000% due 8/15/15 ........................      5,000      5,861,650
Aa2           New York City Transitional, NY, Series A, 5.750% due 2/15/16 ........................      5,000      5,448,150
Aa2           New York City Transitional, NY, Series C, 5.500% due 2/1/10 .........................      1,250      1,375,775
                                                                                                               --------------
                                                                                                                   14,898,325
                                                                                                               --------------
STATE AGENCIES -- 5.2%
A3            New York State Local Government Assistance, 5.500% due 4/1/17 .......................      3,000      3,310,290
A3            New York State Local Government Assistance, Series E, 6.000% due 4/1/14 .............      2,000      2,302,800
Baa1          New York State Urban Development Authority, Youth Facilities, 5.875% due 4/1/09 .....      1,245      1,333,842
                                                                                                               --------------
                                                                                                                    6,946,932
                                                                                                               --------------
TRANSPORTATION -- 12.6%
Baa1          Metropolitan Transportation Authority, NY, 5.500% due 7/1/12 ........................      2,380      2,635,660
Baa1          Metropolitan Transportation Authority, NY, 5.750% due 7/1/13 ........................      4,000      4,519,770
Aaa           Metropolitan Transportation Authority, NY, 6.125% due 4/1/17 ........................      2,000      2,242,300
Aaa           Metropolitan Transportation Authority, NY, 5.125% due 7/1/17 ........................      2,300      2,543,248
Aaa           Metropolitan Transportation Authority, NY, 5.500% due 7/1/17 ........................      1,000      1,122,460
Aaa           New York City Transportation Authority, 5.625% due 1/1/14 ...........................      2,500      2,735,200
Aaa           New York City Transportation Authority, 5.625% due 1/1/15                                  1,000      1,089,380
                                                                                                               --------------
                                                                                                                   16,888,018
                                                                                                               --------------
WATER AND SEWER -- 0.2%
Aa            New York State Environmental Facilities, 7.500% due 6/15/12 .........................        290        291,862
                                                                                                               --------------
TOTAL MUNICIPAL BONDS AND NOTES (Cost-- 121,435,170) ..............................................               129,868,537
                                                                                                               --------------

VARIABLE RATE DEMAND NOTES** -- 1.5%
GENERAL OBLIGATION -- 0.6%
VMIG 1        New York City, NY, Sub. Series B-2, 1.950% due 8/15/21 ...............................       500        500,000
VMIG 1        New York City, NY, Sub. Series E-5, 1.750% due 8/1/18 ................................       300        300,000
                                                                                                               --------------
                                                                                                                      800,000
                                                                                                               --------------
WATER AND SEWER -- 0.9%
VMIG 1        New York City, NY, Municipal Water Finance Authority,
                Water & Sewer System Revenue, Series C, 2.000% due 6/15/33 .........................       600        600,000
VMIG 1        New York City, NY, Municipal Water Finance Authority,
                Water & Sewer System Revenue, Series F-2, 1.150% due 6/15/33 .......................       600        600,000
                                                                                                               --------------
                                                                                                                    1,200,000
                                                                                                               --------------
TOTAL VARIABLE RATE DEMAND NOTES (Cost -- $2,000,000)                                                               2,000,000
                                                                                                               --------------
TOTAL INVESTMENTS (Cost -- $123,435,170) ........................................................... 98.6%        131,868,537
Other Assets in Excess of Liabilities ..............................................................  1.4           1,861,778
                                                                                                    -----      --------------
NET ASSETS .........................................................................................100.0%       $133,730,315
                                                                                                    =====      ==============

-------

  * Security not rated by Moody's therefore the Standard &Poor's rating was used.

 ** Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

Abbreviation used in this schedule:
-----------------------------------
ETM -- Escrow to Maturity for timely payment of principal.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
(unaudited) (continued)



SALOMON BROTHERS MID CAP FUND

-----------------------------------------------------------------------------------------------------------------------------------
   SHARES     SECURITY                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 94.2%
AIR FREIGHT AND COURIERS -- 1.6%
 9,920         Expeditors International of Washington, Inc. .....................................................       $  328,947
                                                                                                                       -----------
AUTO EQUIPMENT -- 1.2%
 5,200         Superior Industries International, Inc. ..........................................................          240,500
                                                                                                                       -----------
BIOTECHNOLOGY -- 2.0%
 4,600         Alkermes Inc. ....................................................................................           73,646
 5,500         IDEC Pharmaceuticals Corp.* ......................................................................          194,975
 4,200         Invitrogen Corp.* ................................................................................          134,442
                                                                                                                       -----------
                                                                                                                           403,063
                                                                                                                       -----------
COMMERCIAL SERVICES AND SUPPLIES -- 4.5%
16,490         GTECH Holdings Corp.* ............................................................................          421,155
 4,500         Moody's Corp. ....................................................................................          223,875
 5,435         Robert Half International Inc.* ..................................................................          126,636
 4,440         Valassis Communications, Inc.* ...................................................................          162,060
                                                                                                                       -----------
                                                                                                                           933,726
                                                                                                                       -----------
COMMUNICATIONS EQUIPMENT -- 0.6%
 4,200         Brocade Communications Systems, Inc.* ............................................................           73,416
 6,220         Powerwave Technologies, Inc.* ....................................................................           56,975
                                                                                                                       -----------
                                                                                                                           130,391
                                                                                                                       -----------
CONSUMER DISCRETIONARY -- 1.7%
 1,500         Fortune Brands, Inc. .............................................................................           84,000
 4,440         Gentex Corp.* ....................................................................................          121,967
 6,470         Leggett & Platt, Inc. ............................................................................          151,398
                                                                                                                       -----------
                                                                                                                           357,365
                                                                                                                       -----------
CONSUMER STAPLES -- 2.9%
 7,000         Coca-Cola Enterprises Inc. .......................................................................          154,560
 8,510         Hormel Foods Corp. ...............................................................................          203,729
 9,350         McCormick & Co., Inc. ............................................................................          240,762
                                                                                                                       -----------
                                                                                                                           599,051
                                                                                                                       -----------
DEFENSE -- 3.5%
 6,648         Alliant Techsystems Inc.* ........................................................................          424,142
 5,530         L-3 Communications Holding Corp.* ................................................................          298,620
                                                                                                                       -----------
                                                                                                                           722,762
                                                                                                                       -----------
ELECTRICAL EQUIPMENT -- 0.6%
 3,615         Harris Corp. .....................................................................................          131,008
                                                                                                                       -----------
ENERGY -- 6.5%
 5,890         BJ Services Co.* .................................................................................          199,553
 2,200         EOG Resources, Inc. ..............................................................................           87,340
13,115         Hanover Compressor Co.* ..........................................................................          177,052
 6,220         Nabors Industries Inc.* ..........................................................................          219,566
 3,750         Smith International Inc.* ........................................................................          255,713
 9,225         Weatherford International, Inc.* .................................................................          398,520
                                                                                                                       -----------
                                                                                                                         1,337,744
                                                                                                                       -----------
FINANCIALS -- 11.1%
 7,100         Alliance Capital Management Holding LP ...........................................................          243,175
10,100         Banknorth Group, Inc. ............................................................................          262,802
 3,000         Capital One Financial Corp. ......................................................................          183,150

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
(unaudited) (continued)



SALOMON BROTHERS MID CAP FUND
-------------------------------------------------------------------------------

   SHARES     SECURITY                                                                                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIALS -- 11.1%  (CONTINUED)
14,185        Compass Bancshares, Inc. ........................................................................      $  476,616
   965        M&T Bank Corp. ..................................................................................          82,758
10,020        Mercantile Bankshares Corp. .....................................................................         411,121
14,660        National Commerce Financial Corp. ...............................................................         385,558
 2,800        North Fork Bancorporation, Inc. .................................................................         111,468
 4,720        SEI Investments Co. .............................................................................         132,962
                                                                                                                    -----------
                                                                                                                      2,289,610
                                                                                                                    -----------
HEALTHCARE -- 5.9%
 7,500        Beckman Coulter, Inc. ...........................................................................         374,250
 8,100        Cytyc Corp.* ....................................................................................          61,722
 4,500        Dianon Systems, Inc.* ...........................................................................         240,390
 4,890        Laboratory Corp. of American Holdings* ..........................................................         223,229
 4,800        Province Healthcare Co.* ........................................................................         107,328
 4,300        Universal Health Service, Inc. ..................................................................         210,700
                                                                                                                    -----------
                                                                                                                      1,217,619
                                                                                                                    -----------
HOTELS RESTAURANTS AND LEISURE -- 4.2%
 2,500        Four Seasons Hotels Inc. ........................................................................         117,250
 7,855        Outback Steakhouse, Inc.* .......................................................................         275,710
 8,965        Royal Caribbean Cruises Ltd. ....................................................................         174,818
 4,265        Starbucks Corp.* ................................................................................         105,985
 4,200        Winnebago Industries, Inc. ......................................................................         184,800
                                                                                                                    -----------
                                                                                                                        858,563
                                                                                                                    -----------
INDUSTRIALS -- 1.1%
 2,645        Carlisle Companies Inc. .........................................................................         118,972
 1,733        Mohawk Industries, Inc.* ........................................................................         106,631
                                                                                                                    -----------
                                                                                                                        225,603
                                                                                                                    -----------
INSURANCE -- 4.4%
 2,870        Everest Re Group, Ltd. ..........................................................................         160,577
 1,300        Nationwide Financial Services, Inc. .............................................................          51,350
 3,100        PartnerRe Ltd. ..................................................................................         151,745
 9,000        Philadelphia Consolidated Holding Corp.* ........................................................         408,060
 2,500        StanCorp Financial Group, Inc. ..................................................................         138,750
                                                                                                                    -----------
                                                                                                                        910,482
                                                                                                                    -----------
IT CONSULTING AND SERVICES -- 5.0%
 5,760        The BISYS Group, Inc.* ..........................................................................         191,808
 3,400        CACI International Inc.* ........................................................................         129,846
 3,865        DST Systems, Inc.* ..............................................................................         176,669
 4,700        Netscreen Technologies, Inc.* ...................................................................          43,146
14,555        SunGard Data Systems Inc.* ......................................................................         385,416
11,600        Unisys Corp.* ...................................................................................         104,400
                                                                                                                    -----------
                                                                                                                      1,031,285
                                                                                                                    -----------
MACHINERY -- 4.0%
 3,720        Danaher Corp. ...................................................................................         246,822
 9,000        FMC Technologies, Inc.* .........................................................................         186,840
 4,500        Pentair, Inc. ...................................................................................         216,360
 1,500        SPX Corp. .......................................................................................         176,250
                                                                                                                    -----------
                                                                                                                        826,272
                                                                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
(unaudited) (continued)


SALOMON BROTHERS MID CAP FUND
-------------------------------------------------------------------------------

   SHARES     SECURITY                                                                                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MATERIALS -- 4.5%
 3,085         Albemarle Corp. .................................................................................     $    94,864
 4,060         Cabot Corp. .....................................................................................         116,319
 9,000         Sealed Air Corp.* ...............................................................................         362,430
 2,005         Temple Inland Inc. ..............................................................................         116,009
 5,700         Timken Co. ......................................................................................         127,281
 2,700         Vulcan Materials Co. ............................................................................         118,260
                                                                                                                    ------------
                                                                                                                         935,163
                                                                                                                    ------------
MEDIA -- 2.9%
 4,200         The E.W. Scripps Co. ............................................................................         323,400
 8,240         Westwood One, Inc.* .............................................................................         275,381
                                                                                                                    ------------
                                                                                                                         598,781
                                                                                                                    ------------
PHARMACEUTICALS -- 2.3%
 3,780         Andrx Group* ....................................................................................         101,947
 3,335         Barr Laboratories, Inc.* ........................................................................         211,873
 3,770         Medicis Pharmaceutical Corp.* ...................................................................         161,205
                                                                                                                     -----------
                                                                                                                         475,025
                                                                                                                     -----------
REAL ESTATE -- 0.8%
 2,100         Hospitality Properties Trust ....................................................................          76,650
 3,100         The St. Joe Co. .................................................................................          93,062
                                                                                                                     -----------
                                                                                                                         169,712
                                                                                                                     -----------
RETAIL -- 5.2%
 4,980         Abercrombie & Fitch Co.* ........................................................................         120,118
 9,725         Barnes & Noble, Inc.* ...........................................................................         257,032
 6,400         BJ's Wholesale Club, Inc.* ......................................................................         246,400
12,700         Circuit City Stores Inc. ........................................................................         238,125
 2,200         Dollar Tree Stores, Inc.* .......................................................................          86,702
 3,550         The Neiman Marcus Group, Inc. ...................................................................         123,185
                                                                                                                     -----------
                                                                                                                       1,071,562
                                                                                                                     -----------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 4.6%
 9,800         Asyst Technologies, Inc.* .......................................................................         199,430
 5,475         Microchip Technology Inc.* ......................................................................         150,179
 5,000         Novellus Systems, Inc.* .........................................................................         170,000
 9,050         PMC Sierra, Inc.* ...............................................................................          83,894
 5,205         RF Micro Devices, Inc.* .........................................................................          39,662
 4,105         Semtech Corp.* ..................................................................................         109,604
 7,830         Teradyne, Inc.* .................................................................................         184,005
                                                                                                                     -----------
                                                                                                                         936,774
                                                                                                                     -----------
SOFTWARE -- 7.1%
  3,075        Electronic Arts Inc.* ...........................................................................         203,104
  5,100        Gartner, Inc.* ..................................................................................          51,510
 12,800        Jack Henry & Associates, Inc. ...................................................................         213,632
 10,040        Mercury Interactive Corp.* ......................................................................         230,518
  6,240        National Instruments Corp.* .....................................................................         203,174
 11,400        Quest Software, Inc.* ...........................................................................         165,642
  3,130        Synopsys, Inc.* .................................................................................         171,555
  6,750        THQ Inc.* .......................................................................................         201,285
                                                                                                                     -----------
                                                                                                                       1,440,420
                                                                                                                     -----------



                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULES OF INVESTMENTS
(unaudited) (continued)



SALOMON BROTHERS MID CAP FUND
-------------------------------------------------------------------------------

   SHARES     SECURITY                                                                                                     VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES--1.0%
5,275         CenturyTel, Inc. ................................................................................      $    155,612
1,495         United States Cellular Corp.* ...................................................................            38,048
                                                                                                                     ------------
                                                                                                                          193,660
                                                                                                                     ------------
UTILITIES -- 5.0%
 5,310        Allegheny Energy, Inc. .........................................................................            136,732
 3,185        Black Hills Corp. ..............................................................................            110,233
 6,440        Cleco Corp. ....................................................................................            141,036
 9,600        KeySpan Corp. ..................................................................................            361,440
11,510        Teco Energy Inc. ...............................................................................            284,873
                                                                                                                     ------------
                                                                                                                        1,034,314
                                                                                                                     ------------
TOTAL COMMON STOCK (Cost -- $19,371,256)                                                                               19,399,402
                                                                                                                     ------------

    FACE
   AMOUNT
-------------
REPURCHASE AGREEMENT -- 6.2%
$1,284,000    State Street Bank and Trust Co., 1.880% due 7/1/02; Proceeds at maturity-- $1,284,201;
              (Fully collateralized by Sallie Mae, 3.375% due 7/15/04; Market value-- $1,311,525)
              (Cost -- $1,284,000) ..................................................................................   1,284,000
                                                                                                                     ------------
TOTAL INVESTMENTS (Cost -- $20,655,256) ........................................................        100.4%         20,683,402
Liabilities in Excess of Other Assets ..........................................................         (0.4)            (86,102)
                                                                                                      --------       ------------
NET ASSETS .....................................................................................        100.0%        $20,597,300
                                                                                                      ========       ============

-------
* Non-income producing security.


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
(unaudited)

                                                                                              SALOMON BROTHERS
                                                                      --------------------------------------------------------------
                                                                            NATIONAL     CALIFORNIA      NEW YORK
                                                                            TAX FREE      TAX FREE       TAX FREE         MID
                                                                           INCOME FUND   INCOME FUND    INCOME FUND    CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at cost ..............................................    $55,586,408    $13,688,868   $123,435,170   $20,655,256
                                                                          ===========    ===========   ============   ===========
   Investments, at value .............................................    $60,331,371    $14,726,153   $131,868,537   $20,683,402
   Cash ..............................................................        363,270         23,594             --           373
   Interest and dividend receivable ..................................        732,981        253,817      2,338,120         9,062
   Receivable from manager (Note 2) ..................................         60,963        116,040             --        46,984
   Receivable for shares of beneficial interest sold .................         35,694             66        280,343            --
   Other assets ......................................................          4,399             --             --           --
                                                                          -----------    -----------   ------------   -----------
   TOTAL ASSETS ......................................................     61,528,678     15,119,670    134,487,000    20,739,821
                                                                          -----------    -----------   ------------   -----------
LIABILITIES:
   Payable for shares of beneficial interest repurchased .............        250,906         25,032        461,679        86,085
   Dividends payable .................................................         54,945          8,160        115,164            --
   Distribution fees payable (Note 3) ................................         15,699          3,114         27,404            89
   Payable to custodian ..............................................             --             --         20,960            --
   Management fees payable (Note 2) ..................................             --             --         14,592            --
   Accrued expenses ..................................................        142,835        111,893        116,886        56,347
                                                                          -----------    -----------   ------------   -----------
   TOTAL LIABILITIES .................................................        464,385        148,199        756,685       142,521
                                                                          -----------    -----------   ------------   -----------
TOTAL NET ASSETS .....................................................    $61,064,293    $14,971,471   $133,730,315   $20,597,300
                                                                          ===========    ===========   ============   ===========
NET ASSETS:
   Par value of shares of beneficial interest ........................    $        --    $        --   $         --   $     1,349
   Capital paid-in excess of par value ...............................     66,251,985     17,098,614    139,781,734    20,283,737
   Undistributed net investment income ...............................         22,938             --         24,789            --
   Accumulated net investment loss ...................................             --             --             --       (29,615)
   Accumulated net realized gain (loss) on security transactions .....     (9,955,593)    (3,164,428)   (14,509,575)      313,683
   Net unrealized appreciation of investments ........................      4,744,963      1,037,285      8,433,367        28,146
                                                                          -----------    -----------   ------------   -----------
TOTAL NET ASSETS .....................................................    $61,064,293    $14,971,471   $133,730,315   $20,597,300
                                                                          ===========    ===========   ============   ===========
SHARES OF BENEFICIAL INTEREST:
   Class A shares ....................................................      4,794,418      1,432,837     11,510,011         8,379
                                                                          ===========    ===========   ============   ===========
   Class B shares ....................................................        383,542          6,240          3,398         3,678
                                                                          ===========    ===========   ============   ===========
   Class 2 shares ....................................................        126,304             --             --         1,108
                                                                          ===========    ===========   ============   ===========
   Class O shares ....................................................         16,440             --          4,789     1,335,615
                                                                          ===========    ===========   ============   ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE:
CLASS A SHARES
   Net asset value ...................................................    $     11.48    $     10.40   $      11.61   $     15.23
                                                                          ===========    ===========   ============   ===========
   Maximum Offering Price per share (based on maximum sales charge of
     4.75%, 4.75%, 4.75% and 5.75%, respectively) ....................    $     12.05    $     10.92   $      12.19   $     16.16
                                                                          ===========    ===========   ============   ===========
CLASS B SHARES
   Net asset value and offering price* ...............................    $     11.48    $     10.41   $      11.61   $     15.17
                                                                          ===========    ===========   ============   ===========
CLASS 2 SHARES
   Net asset value ...................................................    $     11.48             --             --   $     15.22
                                                                          ===========    ===========   ============   ===========
   Maximum Offering Price per share
    (based on maximum sales charge of 1.00%) .........................    $     11.60             --             --   $     15.37
                                                                          ===========    ===========   ============   ===========
CLASS O SHARES
   Net asset value, offering price and redemption price per share ....    $     11.47             --   $      11.59   $     15.27
                                                                          ===========    ===========   ============   ===========

-------

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2002 (unaudited)


                                                                                              SALOMON BROTHERS
                                                                      --------------------------------------------------------------
                                                                            NATIONAL     CALIFORNIA      NEW YORK
                                                                            TAX FREE      TAX FREE       TAX FREE         MID
                                                                           INCOME FUND   INCOME FUND    INCOME FUND    CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest ..........................................................    $ 1,632,408     $  356,938   $  3,472,211   $     5,876
   Dividends .........................................................             --             --             --        86,290
                                                                          -----------     ----------   ------------   -----------
   TOTAL INVESTMENT INCOME ...........................................      1,632,408        356,938      3,472,211        92,166
                                                                          -----------     ----------   ------------   -----------

EXPENSES:
   Management fee (Note 2) ...........................................        159,685         38,142        340,502        84,443
   Distribution and service fees (Note 3) ............................         99,118         19,292        170,298           433
   Audit and legal ...................................................         70,753         69,608         52,291         8,735
   Registration fees .................................................         32,477         27,717         38,915        63,570
   Shareholder communications ........................................         24,872         11,744         35,877        19,339
   Custody and fund accounting fees ..................................         19,851         35,286         42,769        10,516
   Shareholder servicing fees ........................................         16,786          4,113         29,506         2,425
   Trustees' fees ....................................................             33            147             18           109
   Other .............................................................         16,044          3,693          6,203         4,329
                                                                          -----------     ----------   ------------   -----------
   TOTAL EXPENSES ....................................................        439,619        209,742        716,379       193,899
   Less: Management fee waiver (Note 2) ..............................       (159,685)       (38,142)      (170,931)      (72,118)
       Expenses assumed by the Manager (Note 2) ......................        (18,375)      (109,893)            --            --
       Fees paid indirectly (Note 1f) ................................           (173)          (460)          (584)           --
                                                                          -----------     ----------   ------------   -----------
   NET EXPENSES ......................................................        261,386         61,247        544,864       121,781
                                                                          -----------     ----------   ------------   -----------
NET INVESTMENT INCOME (LOSS) .........................................      1,371,022        295,691      2,927,347       (29,615)
                                                                          -----------     ----------   ------------   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales .............................................     13,216,074      3,039,755     17,942,436     7,377,653
     Cost of securities sold .........................................     12,766,669      2,797,926     17,457,377     6,832,609
                                                                          -----------     ----------   ------------   -----------
   NET REALIZED GAIN .................................................        449,405        241,829        485,059       545,044
                                                                          -----------     ----------   ------------   -----------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period .............................................      3,236,658        924,411      4,723,828     2,183,247
     End of period ...................................................      4,744,963      1,037,285      8,433,367        28,146
                                                                          -----------     ----------   ------------   -----------
   CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ..............      1,508,305        112,874      3,709,539    (2,155,101)
                                                                          -----------     ----------   ------------   -----------
NET GAIN (LOSS) ON INVESTMENTS .......................................      1,957,710        354,703      4,194,598    (1,610,057)
                                                                          -----------     ----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ....................    $ 3,328,732     $  650,394   $  7,121,945   $(1,639,672)
                                                                          ===========     ==========   ============   ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 2002 (unaudited)

                                                                                              SALOMON BROTHERS
                                                                      --------------------------------------------------------------
                                                                            NATIONAL     CALIFORNIA      NEW YORK
                                                                            TAX FREE      TAX FREE       TAX FREE         MID
                                                                           INCOME FUND   INCOME FUND    INCOME FUND    CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) .....................................     $ 1,371,022   $     295,691  $  2,927,347  $    (29,615)
   Net realized gain ................................................         449,405        241,829        485,059       545,044
   Net unrealized appreciation (depreciation) .......................       1,508,305        112,874      3,709,539    (2,155,101)
                                                                          -----------    -----------   ------------   -----------
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS ................       3,328,732        650,394      7,121,945    (1,639,672)
                                                                          -----------    -----------   ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income (Class A) ..................................      (1,243,630)      (294,776)    (2,946,285)           --
   Net investment income (Class B) ..................................         (76,580)          (915)          (261)           --
   Net investment income (Class 2) ..................................         (24,533)            --           (157)           --
   Net investment income (Class O) ..................................          (4,539)            --             --            --
                                                                          -----------    -----------   ------------   -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS ........      (1,349,282)      (295,691)    (2,946,703)          --
                                                                          -----------    -----------   ------------   -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
   Net proceeds from sale of shares .................................       1,418,515         96,748      2,612,859       416,612
   Net asset value of shares issued for reinvestment of dividends ...       1,000,679        161,523      2,255,337            --
   Cost of shares reacquired ........................................     (12,049,352)    (2,025,508)   (15,744,226)   (1,174,081)
                                                                          -----------    -----------   ------------   -----------
   NET DECREASE IN NET ASSETS FROM TRANSACTIONS
     IN SHARES OF BENEFICIAL INTEREST ...............................      (9,630,158)    (1,767,237)   (10,876,030)     (757,469)
                                                                          -----------    -----------   ------------   -----------
NET DECREASE IN NET ASSETS ..........................................      (7,650,708)    (1,412,534)    (6,700,788)   (2,397,141)

NET ASSETS:
   Beginning of period ..............................................      68,715,001     16,384,005    140,431,103    22,994,441
                                                                          -----------    -----------   ------------   -----------
   END OF PERIOD* ...................................................     $61,064,293    $14,971,471   $133,730,315   $20,597,300
                                                                          ===========    ===========   ============   ===========
* Includes undistributed net investment income of: ..................         $22,938             --        $24,789            --
                                                                          ===========    ===========   ============   ===========
  Includes accumulated net investment loss of: ......................              --             --             --      $(29,615)
                                                                          ===========    ===========   ============   ===========



                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2001


                                                                                             SALOMON BROTHERS
                                                                      --------------------------------------------------------------
                                                                            NATIONAL       CALIFORNIA     NEW YORK
                                                                            TAX FREE        TAX FREE      TAX FREE          MID
                                                                           INCOME FUND     INCOME FUND   INCOME FUND     CAP FUND*
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss) ......................................    $ 2,836,664      $ 747,639    $ 7,097,161     $ (10,973)
   Net realized gain (loss) ..........................................        399,145        435,849         40,660      (231,361)
   Net unrealized appreciation (depreciation) (Note 6) ...............       (551,999)      (689,613)    (1,767,801)    2,183,247
                                                                          ------------   -----------   ------------   -----------
   INCREASE IN NET ASSETS FROM OPERATIONS ............................      2,683,810        493,875      5,370,020     1,940,913
                                                                          -----------    -----------   ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income (Class A) ...................................     (2,886,241)      (747,291)    (7,427,145)           --
   Net investment income (Class B) ...................................        (18,898)          (348)           (68)           --
   Net investment income (Class 2) ...................................         (5,833)            --             --            --
   Net investment income (Class O) ...................................         (2,049)            --             (9)           --
                                                                          -----------    -----------   ------------   -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .........     (2,913,021)      (747,639)    (7,427,222)          --
                                                                          -----------    -----------   ------------   -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 5):
   Net proceeds from sale of shares (Note 6) .........................     12,554,387        254,063      5,300,546    21,548,543
   Net asset value of shares issued for reinvestment of dividends ....      2,740,816        730,416      6,911,088            --
   Cost of shares reacquired .........................................    (19,226,143)    (5,094,659)   (42,143,134)     (495,015)
                                                                          -----------    -----------   ------------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS FROM TRANSACTIONS
     IN SHARES OF BENEFICIAL INTEREST ................................     (3,930,940)    (4,110,180)   (29,931,500)   21,053,528
                                                                          -----------    -----------   ------------   -----------
INCREASE (DECREASE) IN NET ASSETS ....................................     (4,160,151)    (4,363,944)   (31,988,702)   22,994,441

NET ASSETS:
   Beginning of period ...............................................     72,875,152     20,747,949    172,419,805            --
                                                                          -----------    -----------   ------------   -----------
   END OF PERIOD* ....................................................    $68,715,001    $16,384,005   $140,431,103   $22,994,441
                                                                          ===========    ===========   ============   ===========
* Includes undistributed net investment income of: ...................         $1,198             --        $44,145            --
                                                                          ===========    ===========   ============   ===========

-------

* For the period from September 10, 2001 (commencement of operations).


                       SEE NOTES TO FINANCIAL STATEMENTS.

------------------------------
NOTES TO FINANCIAL STATEMENTS
(unaudited)
------------------------------


1. SIGNIFICANT ACCOUNTING POLICIES

     Effective July 12, 2001, Citi National Tax Free Income Fund, Citi California Tax Free Income Fund, and Citi New York Tax Free Income Fund changed their names to Salomon Brothers National Tax Free Income Fund, Salomon Brothers California Tax Free Income Fund, and Salomon Brothers New York Tax Free Income Fund ("Funds"), respectively. On September 10, 2001, Salomon Mid Cap Fund commenced operations. The Funds are separate non-diversified series of Salomon Funds Trust ("Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Effective April 30, 2002, the investment manager of the Funds is Salomon Brothers Asset Management Inc ("Manager"), an affiliate of Salomon Smith Barney Inc. Prior to that, the Funds' investment manager was Citi Fund Management Inc. Salomon Smith Barney Inc. ("SSB") acts as the Funds' distributor. SSB continues to sell each Fund's shares to the public as a member of the selling group.

     The Funds, as of June 30, 2002 offer Class A shares, Class B shares, Class 2 shares and Class O shares. Expenses of each Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 distribution and service fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Funds are as follows:

          (a) INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in 60 days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

          (b) INCOME Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date.

          (c) FEDERAL TAXES The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its net income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. Dividends by the Funds from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

          (d) DISTRIBUTIONS The Funds distinguish between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of accumulated net investment income or accumulated net realized gains. On December 31, 2001, the Salomon Brothers Mid Cap Fund reclassified $10,973 to undistributed net investment income from paid in capital.

          (e) OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis. Distributions to shareholders and shares issuable to shareholders electing to receive distributions in shares are recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)


          (f) FEES PAID INDIRECTLY The Funds' custodian bank calculates its fee based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Funds. This amount is shown as a reduction of expenses on the Statement of Operations.

          (g) EXPENSES The Funds bear all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

          (h) REPURCHASE AGREEMENTS It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreements underlying investments to ensure the existence of a proper level of collateral.

          (i) FUTURES CONTRACTS The Funds may engage in futures transactions. The Funds may use futures contracts in order to protect the Funds from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Funds' portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Funds' exposure to the underlying instrument. Selling futures contracts tends to either decrease the Funds' exposure to the underlying instrument, or to hedge other fund investments.

     Upon entering into a futures contract, the Funds are required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Funds recognize a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

     There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Funds may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

2. MANAGEMENT FEES

     The Manager is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each Fund. The Manager or an affiliate also provides certain administrative services to each Fund. These administrative services include providing general office facilities and supervising the overall administration of each Fund.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.50%, 0.50%, 0.50% and 0.75% of the average daily net assets of the Salomon Brothers National Tax Free Income Fund, the Salomon Brothers California Tax Free Income Fund, the Salomon Brothers New York Tax Free Income Fund and the Salomon Brothers Mid Cap Fund, respectively. For the six months ended June 30, 2002, the Manager waived management fees of $159,685, $38,142, $170,931 and $72,118, for the Salomon
Brothers National Tax Free Income Fund, the Salomon Brothers California Tax Free Income Fund, the Salomon Brothers New York Tax Free Income Fund and Salomon Brothers Mid Cap Fund, respectively, and voluntarily assumed expenses of $18,375 and $109,893 for the Salomon Brothers National Tax Free Income Fund and the Salomon Brothers California Tax Free Income Fund, respectively. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates. Please note on October 1, 2001 the Management fees changed from 0.75% to 0.50% for the Salomon Brothers National Tax Free Income Fund and the Salomon Brothers New York Tax Free Income Fund.

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)



3. DISTRIBUTION AND SERVICE FEES

     Each class (except for Class O) of each Fund is authorized pursuant to a distribution and service plan applicable to that class of shares ("Class A Plan," the "Class B Plan," and the "Class 2 Plan," collectively, the "Plans") adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act"), to pay the distributor an annual service fee with respect to Class A, Class B and Class 2 shares of the applicable Funds at a rate of 0.25% of the value of the average daily net assets of the respective class. The distributor is paid an annual distribution fee with respect to Class B shares of each Fund at a rate of 0.75% of the value of the average daily net assets of that class. The distributor is also paid an annual distribution fee with respect to Class 2 shares of each Fund at a rate of 0.50% of the value of the average daily net assets of that class. Class O shares are not subject to a distribution or service plan fee.

     For the period ended June 30, 2002, total distribution and service plan fees were as follows:

                                          CLASS A     CLASS B    CLASS 2
                                        ----------- ---------- ------------
National Tax Free Income Fund .........  $ 72,541    $21,715      $4,862
California Tax Free Income Fund .......    18,998        294          --
New York Tax Free Income Fund .........   170,225         73          --
Mid Cap Fund ..........................       120        289          24

     During the period ended June 30, 2002, sales charges received by SSB and contingent deferred sales charges ("CDSCs") paid to SSB were approximately:

                                              SALES CHARGES        CDSCS
                                        ------------------------ -----------
                                           CLASS A     CLASS 2    CLASS B
                                        -----------  ----------- -----------
National Tax Free Income Fund .........     $2,436         --      $5,878
California Tax Free Income Fund .......         15         --          --
New York Tax Free Income Fund .........      7,326         --          --
Mid Cap Fund ..........................        170         $2          --


4. PURCHASES AND SALES OF INVESTMENTS

     During the six months ended June 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                         PURCHASES       SALES
                                        -----------  ------------
National Tax Free Income Fund ........  $ 3,163,800  $ 13,216,074
                                        ===========  ============
California Tax Free Income Fund ......  $ 1,067,181   $ 3,039,755
                                        ===========  ============
New York Tax Free Income Fund ........  $ 6,359,031  $ 17,942,436
                                        ===========  ============
Mid Cap Fund .........................  $ 5,906,376   $ 7,377,653
                                        ===========  ============

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)



5. SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

                                                                                  SIX MONTHS ENDED              YEAR ENDED
                                                                                   JUNE 30, 2002            DECEMBER 31, 2001
                                                                           ---------------------------    -----------------------
                                                                                 SHARES       AMOUNT         SHARES      AMOUNT
                                                                           --------------  -----------    ------------  ---------
NATIONAL TAX FREE INCOME FUND
CLASS A
   Shares sold ............................................................    90,307    $  1,027,996       307,749  $  3,470,494
   Shares issued to shareholder from reinvestment of distributions ........    84,363         957,431       241,018     2,725,695
   Shares reacquired ......................................................  (989,934)    (11,197,699)   (1,685,491)  (19,127,823)
                                                                           ----------    ------------    ----------  ------------
   Net decrease ...........................................................  (815,264)   $ (9,212,272)   (1,136,724) $(12,931,634)
                                                                           ==========    ============    ==========  ============
CLASS B**
   Shares sold ............................................................    17,993    $    205,188        39,506  $    443,806
   Shares issued to shareholder from reinvestment of distributions ........     2,133          24,294           908        10,142
   Shares reacquired ......................................................   (49,559)       (562,047)       (5,229)      (58,433)
                                                                           ----------    ------------    ----------  ------------
   Net increase (decrease) ................................................   (29,433)   $   (332,565)       35,185  $    395,515
                                                                           ==========    ============    ==========  ============
CLASS 2***
   Shares sold ............................................................    16,116    $    184,276         4,669  $     51,713
   Shares issued to shareholder from reinvestment of distributions ........     1,307          14,845           355         3,965
   Shares reacquired ......................................................    (9,132)       (102,609)          (91)       (1,029)
                                                                           ----------    ------------    ----------  ------------
   Net increase ...........................................................     8,291    $     96,512        4,933   $     54,649
                                                                           ==========    ============    ==========  ============
CLASS O****
   Shares sold ............................................................        94    $      1,055          --            --
   Shares issued to shareholder from reinvestment of distributions ........       362           4,109            91  $      1,014
   Shares reacquired ......................................................   (16,508)       (186,997)       (3,457)      (38,858)
                                                                           ----------    ------------    ----------  ------------
   Net decrease ...........................................................   (16,052)   $   (181,833)       (3,366) $    (37,844)
                                                                           ==========    ============    ==========  ============
CALIFORNIA TAX FREE INCOME FUND
CLASS A
   Shares sold ............................................................     8,316    $     85,746        19,200  $    200,198
   Shares issued to shareholder from reinvestment of distributions ........    15,600         161,442        70,569       730,416
   Shares reacquired ......................................................  (196,838)     (2,025,508)     (496,039)   (5,094,659)
                                                                           ----------    ------------    ----------  ------------
   Net decrease ...........................................................  (172,922)   $ (1,778,320)     (406,270) $ (4,164,045)
                                                                           ==========    ============    ==========  ============
CLASS B**
   Shares sold ............................................................     1,079    $     11,002         5,153  $     53,865
   Shares issued to shareholder from reinvestment of distributions ........         8              81          --            --
                                                                           ----------    ------------    ----------  ------------
   Net increase ...........................................................     1,087    $     11,083        5,153$        53,865
                                                                           ==========    ============    ==========  ============
NEW YORK TAX FREE INCOME FUND
CLASS A
   Shares sold ............................................................   220,432    $  2,534,460       460,076  $  5,284,673
   Shares issued to shareholder from reinvestment of distributions ........   196,575       2,255,057       602,249     6,911,012
   Shares reacquired ......................................................(1,376,983)    (15,744,226)   (3,668,709)  (42,143,134)
                                                                           ----------    ------------    ----------  ------------
   Net decrease ...........................................................  (959,976)   $(10,954,709)   (2,606,384) $(29,947,449)
                                                                           ==========    ============    ==========  ============
CLASS B**
   Shares sold ............................................................     2,097    $     24,344         1,272  $     14,873
   Shares issued to shareholder from reinvestment of distributions ........        23             261             6            68
                                                                           ----------    ------------    ----------  ------------
   Net increase ...........................................................     2,120    $     24,605        1,278$  $     14,941
                                                                           ==========    ============    ==========  ============
CLASS O****
   Shares sold ............................................................     4,700    $     54,055            86  $      1,000
   Shares issued to shareholder from reinvestment of distributions ........         2              19             1             8
                                                                           ----------    ------------    ----------  ------------
   Net increase ...........................................................     4,702    $     54,074            87  $      1,008
                                                                           ==========    ============    ==========  ============


NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest ($.001 par value)

                                                              SIX MONTHS ENDED                    PERIOD ENDED
                                                                JUNE 30, 2002                  DECEMBER 31, 2001
                                                           ---------------------        -----------------------------
                                                            SHARES       AMOUNT           SHARES            AMOUNT
                                                           --------     --------        ----------       -----------
MID CAP FUND
CLASS A*
   Shares sold .............................                7,267      $   122,531             2,835     $    45,903
   Shares reacquired .......................               (1,723)         (27,962)             --              --
                                                           ------      ------------       ----------     -----------
   Net increase ............................                5,544      $    94,569             2,835     $    45,903
                                                           =======     ===========        ==========     ===========
CLASS B**
   Shares sold .............................                8,893      $   147,227               744     $    12,014
   Shares reacquired .......................               (5,959)        (101,371)             --              --
                                                           ------      -----------        ----------     -----------
   Net increase ............................                2,934      $    45,856               744     $    12,014
                                                           ======      ===========        ==========     ===========
CLASS 2***
   Shares sold .............................                1,108      $    18,312              --              --
                                                           ------      ------------       ----------     -----------
   Net increase ............................                1,108      $    18,312              --              --
                                                           ======      ===========        ==========     ===========
CLASS O****
   Shares sold .............................                7,583      $   128,542         1,425,705     $21,490,626
   Shares reacquired .......................              (63,996)      (1,044,748)          (33,677)       (495,015)
                                                           ------      ------------       ----------     -----------
   Net increase (decrease) .................              (56,413)     $  (916,206)        1,392,028     $20,995,611
                                                           ======      ===========       ===========     ===========

---------
   * Mid Cap Fund Class A shares commenced operations on November 30, 2001. ** Class B shares commenced as follows:
           National Tax Free Income Fund--October 12, 2001
           California Tax Free Income Fund--October 5, 2001
           New York Tax Free Income Fund--November 19, 2001
           Mid Cap Fund--December 18, 2001
 *** Class 2 shares  commenced as follows:
           National Tax Free Income Fund--November 19, 2001
           Mid Cap Fund--May 7, 2002
**** Class O shares commenced as follows:
           National Tax Free Income Fund--November 19, 2001
           New York Tax Free Income Fund--October 29, 2001
           Mid Cap Fund--September 10, 2001

6. TRANSFER OF NET ASSETS

     On November 16, 2001, the Salomon Brothers National Tax Free Income Fund acquired the assets and liabilities of the Salomon Brothers National Intermediate Municipal Fund pursuant to a plan of reorganization, approved by the shareholders of the Salomon Brothers National Intermediate Municipal Fund on November 7, 2001. The total assets acquired by Salomon Brothers National Tax Free Income Fund was $9,173,579 including $585,205 of unrealized appreciation. The Salomon Brothers National Tax Free Income Fund issued 800,150 shares in exchange for the Net Assets. The transactions were structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

NOTES TO FINANCIAL STATEMENTS
(unaudited) (continued)

7. FEDERAL INCOME TAX BASIS OF INVESTMENTS

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 2002, as computed on a federal income tax basis, are as follows:



                                                              GROSS          GROSS           NET
                                                           UNREALIZED     UNREALIZED     UNREALIZED
                                                          APPRECIATION   DEPRECIATION   APPRECIATION
                                                          ------------- -------------- ---------------
National Tax Free Income Fund ..........................   $4,744,963       $     --     $4,744,963

California Tax Free Income Fund ........................    1,037,285             --      1,037,285

New York Tax Free Income Fund ..........................    8,545,965       (112,598)     8,433,367

Mid Cap Fund ...........................................    2,012,561     (1,984,415)        28,146


8. LINE OF CREDIT

     The Funds, along with other Funds, had entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2002, the commitment fees allocated to the Funds was $135. Since the line of credit was established there have been no borrowings. The line of credit expired in May, 2002.


9. CAPITAL LOSS Carryforward

     At December 31, 2001, for Federal income tax purpose, the unused capital loss carryforward available to offset future capital gains, the amounts and years of expiration for each fund are as follows:


                                                                                        EXPIRATION DATES
                                                         TOTAL          --------------------------------------------------
                                                     CAPITAL LOSS
                                                     CARRYFORWARD       2002          2007           2008           2009
                                                     ---------------------------------------------------------------------
National Tax Free Income Fund                        $10,404,998            $--    $6,973,706     $3,431,292     $      --
California Tax Free Income Fund                        3,406,257             --     2,694,761        711,496            --
New York Tax Free Income Fund                         14,994,634      4,822,290     4,706,265      5,263,201       202,878
Mid Cap Fund                                             225,285             --            --             --       225,285

FINANCIAL HIGHLIGHTS

SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND CLASS A SHARES
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

                                                              2002(1)      2001       2000        1999         1998        1997
                                                             -------      -------    -------    --------     --------     ------
NET ASSET VALUE, BEGINNING OF PERIOD .....................   $ 11.13      $ 11.26    $ 10.54    $  11.43     $  10.92     $10.34
                                                             -------      -------    -------    --------     --------     ------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income .................................      0.24         0.50       0.51        0.47         0.52       0.56
   Net realized and unrealized gain (loss) ...............      0.35        (0.12)      0.73       (0.90)        0.55       0.59
                                                             -------      -------    -------    --------     --------     ------
Total Income (Loss) From Operations ......................      0.59         0.38       1.24       (0.43)        1.07       1.15
                                                             -------      -------    -------    --------     --------     ------
LESS DISTRIBUTIONS FROM:
   Net investment income .................................     (0.24)       (0.51)     (0.52)      (0.45)       (0.54)     (0.57)
   Net realized gain .....................................      --           --         --         (0.01)       (0.02)      --
                                                             -------      -------    -------    --------     --------     ------
Total Distributions ......................................     (0.24)       (0.51)     (0.52)      (0.46)       (0.56)     (0.57)
                                                             -------      -------    -------    --------     --------     ------
NET ASSET VALUE, END OF PERIOD ...........................   $ 11.48      $ 11.13    $ 11.26    $  10.54     $  11.43     $10.92
                                                             =======      =======    =======    ========     ========     ======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S OMITTED) ................   $55,021      $62,440    $72,875    $106,449     $259,447     $1,917
   Ratio of expenses to average net assets (2) ...........      0.76%*       0.80%      0.80%       0.80%           0%      0.14%
   Ratio of expenses to average net assets after fees
     paid indirectly (2) .................................      0.76%*       0.80%      0.80%       0.81%           0%         0%
   Ratio of net investment income to average net assets ..      4.35%*       4.28%      4.67%       4.14%        4.49%
                                                                                                                            5.45%
PORTFOLIO TURNOVER RATE ..................................         5%          15%        46%        112%          57%        55%
TOTAL RETURN .............................................      5.35%**      3.39%     12.10%      (3.86)%      10.05%     11.45%

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income (loss) per share and the ratios would have been as follows:

   Net investment income per share .......................   $  0.21      $  0.43    $  0.46    $   0.42     $   0.36     $(0.23)
RATIOS:
   Expenses to average net assets ........................      1.32%*       1.52%      1.32%       1.20%        1.37%      7.66%
   Net investment income (loss) to average net assets ....      4.35%*       3.56%      4.15%       3.74%        3.12%     (2.21)%

SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND CLASS B SHARES
-------------------------------------------------------------------------------

                                                            2002(1)         2001(3)
                                                          ---------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..................   $   11.14       $   11.46
                                                          ---------       ---------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (4) ..........................        0.20            0.07
   Net realized and unrealized gain (loss) ............        0.34           (0.31)
                                                          ---------       ---------
Total Income (Loss) From Operations ...................        0.54           (0.24)
                                                          ---------       ---------
LESS DISTRIBUTIONS FROM:
   Net investment income ..............................       (0.20)          (0.08)
   Net realized gain ..................................                        --
                                                          ---------       ---------
Total Distributions ...................................       (0.20)          (0.08)
                                                          ---------       ---------
NET ASSET VALUE, END OF PERIOD ........................   $   11.48       $   11.14
                                                          =========       =========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S OMITTED) .............   $   4,404       $   4,599
   Ratio of expenses to average net assets (2) ........        1.50%*          1.53%*
   Ratio of expenses to average net assets after fees
     paid indirectly (2) ..............................        1.50%*          1.53%*
   Ratio of net investment income to average net assets        3.60%*          3.55%*
PORTFOLIO TURNOVER RATE ...............................           5%             15%
TOTAL RETURN ..........................................        4.86%**        (2.09)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share (4)                    $    0.17       $    0.06
RATIOS:
   Expenses to average net assets                              2.06%*          2.22%*
   Net investment income to average net assets                 3.60%*          2.86%*

---------
(1)  For the six months ended June 30, 2002 (unaudited).
(2) The expense ratio has been readjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
(3)  For the period from October 12, 2001 (inception date) to December 31, 2001.
(4) The per share amount was computed using monthly average shares during the period.
  * Annualized.
 ** Total return is not annualized, as it may not be representative of the total return for the year.

FINANCIAL HIGHLIGHTS
(continued)
SALOMON BROTHERS CALIFORNIA TAX FREE INCOME FUND CLASS A SHARES
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

                                                                                     2002(1)         2001(2)
                                                                                   ---------       ---------
NET ASSET VALUE, BEGINNING OF PERIOD ...........................................   $   11.13       $   11.42
                                                                                   ---------       ---------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (3) ...................................................        0.21            0.05
   Net realized and unrealized gain (loss) .....................................        0.35           (0.28)
                                                                                   ---------       ---------
Total Income (Loss) From Operations ............................................        0.56           (0.23)
                                                                                   ---------       ---------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................................       (0.21)          (0.06)
   Net realized gain ...........................................................        --              --
                                                                                   ---------       ---------
Total Distributions ............................................................       (0.21)          (0.06)
                                                                                   ---------       ---------
NET ASSET VALUE, END OF PERIOD .................................................   $   11.48       $   11.13
                                                                                   =========       =========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S OMITTED) ......................................   $   1,450       $   1,314
   Ratio of expenses to average net assets (4) .................................        1.25%*          1.25%*
   Ratio of expenses to average net assets after fees
     paid indirectly (4) .......................................................        1.25%*          1.25%*
   Ratio of net investment income to average net assets ........................        3.86%*          3.73%*
PORTFOLIO TURNOVER RATE ........................................................           5%             15%
TOTAL RETURN ...................................................................        5.08%**        (2.10)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share (3) .........................................   $    0.18       $    0.04
RATIOS:
   Expenses to average net assets ..............................................        1.81%*          1.94%
   Net investment income to average net assets .................................        3.86%*          3.04%

SALOMON BROTHERS NATIONAL TAX FREE INCOME FUND CLASS O SHARES
--------------------------------------------------------------------------------

                                                                   2002(1)            2001(3)
                                                                 ---------           --------
NET ASSET VALUE, BEGINNING OF PERIOD ........................... $  11.13           $  11.42
                                                                 --------           --------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (3) ...................................     0.24               0.06
   Net realized and unrealized gain (loss) .....................     0.35              (0.29)
                                                                 --------           --------
Total Income (Loss) From Operations ............................     0.59              (0.23)
                                                                 --------           --------
LESS DISTRIBUTIONS FROM:
   Net investment income .......................................    (0.25)             (0.06)
   Net realized gain ...........................................     --                 --
                                                                 --------           --------
Total Distributions ............................................    (0.25)             (0.06)
                                                                 --------           --------
NET ASSET VALUE, END OF PERIOD ................................. $  11.47           $  11.13
                                                                 ========           ========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S OMITTED) ...................... $    189           $    362
   Ratio of expenses to average net assets (4) .................     0.50%*             0.50%
   Ratio of expenses to average net assets after fees
     paid indirectly (4) .......................................     0.50%*             0.50%
   Ratio of net investment income to average net assets ........     4.57%*             4.48%
PORTFOLIO TURNOVER RATE ........................................        5%                15%
TOTAL RETURN ...................................................     5.38%**           (2.01)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share (3) .........................$    0.21           $   0.05
RATIOS:
   Expenses to average net assets ..............................     1.05%*             1.19%*
   Net investment income to average net assets .................     4.57%*             3.79%*

-------

(1)  For the six months ended June 30, 2002 (unaudited).
(2)  For the period from November 19, 2001 (inception date) to December 31,
     2001.
(3) The per share amounts were computed using monthly average shares during the period.
(4) The expense ratio has been readjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
 *   Annualized.
** Total return is not annualized, as it may not be representative of the total return for the year.

FINANCIAL HIGHLIGHTS
(continued)

SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND CLASS A SHARES
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

                                                                      2002(1)      2001           2000       1999          1998(2)
                                                                     --------    ---------     ---------   --------     -----------
NET ASSET VALUE, BEGINNING OF PERIOD ................................$10.17      $  10.31      $    9.43    $  10.08    $ 10.00
                                                                     ------      --------      ---------    --------    -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income ............................................  0.20          0.43           0.44        0.40      0.070
   Net realized and unrealized gain (loss) on investments ...........  0.23         (0.14)          0.88       (0.65)     0.080
                                                                     ------      --------      ---------    --------    -------
Total Income (Loss) From Operations .................................  0.43          0.29           1.32       (0.25)     0.150
                                                                     ------      --------      ---------    --------    -------
LESS DISTRIBUTIONS FROM:
   Net investment income ............................................ (0.20)        (0.43)         (0.44)      (0.40)    (0.070)
                                                                     ------      --------      ---------    --------    -------
NET ASSET VALUE, END OF PERIOD ......................................$10.40      $  10.17      $   10.31    $   9.43    $ 10.08
                                                                     ======      ========      =========    ========    =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S OMITTED) ...........................$4,906      $ 16,332      $  20,748    $ 34,396    $96,706
   Ratio of expenses to average net assets (3) ......................  0.80%*        0.80%          0.80%       0.70%         0%*
   Ratio of expenses to average net assets after
     fees paid indirectly (3) ......................................   0.81%*        0.81%          0.81%       0.70%         0%*
   Ratio of net investment income to average net assets .............  3.88%*        4.04%          4.52%       4.06%      4.16%*
PORTFOLIO TURNOVER RATE .............................................     7%*           8%            58%        116%         1%
TOTAL RETURN ........................................................  4.23%**       2.83%         14.33%      (2.54)%     1.49%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share ..................................$ 0.10      $   0.24      $    0.34    $   0.33    $  0.04
RATIOS:
   Expenses to average net assets ...................................  2.74%*        2.43%          1.82%       1.41%      1.60%*
   Net investment income to average net assets ......................  1.94%*        2.41%          3.52%       3.35%      2.56%*


Salomon Brothers California Tax Free Income Fund Class B Shares
-------------------------------------------------------------------------------

                                                                           2002(1)      2001(4)
                                                                          -------      ---------
NET ASSET VALUE, BEGINNING OF PERIOD ..................................... $10.18      $  10.51
                                                                          -------      ---------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (5) .............................................   0.16          0.07
   Net realized and unrealized gain (loss) on investments ................   0.23         (0.32)
                                                                          -------      -------
Total Income (Loss) From Operations ......................................   0.39         (0.25)
                                                                          -------      --------
LESS DISTRIBUTIONS FROM:
   Net investment income .................................................  (0.16)        (0.08)
                                                                          -------       -------
NET ASSET VALUE, END OF PERIOD ........................................... $10.41      $  10.18
                                                                          =======      ========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S OMITTED) ................................ $   65      $     52
   Ratio of expenses to average net assets (3) ...........................   1.55%*        1.56%*
   Ratio of expenses to average net assets after fees paid indirectly (3)    1.56%*        1.57%*
   Ratio of net investment income to average net assets ..................   3.11%*        3.23%*
PORTFOLIO TURNOVER RATE ..................................................      7%            8%
TOTAL RETURN .............................................................   3.85%**      (2.39)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all of their fees for the period, and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share (5) ....................................$ 0.06      $   0.03
RATIOS:
   Expenses to average net assets ........................................   3.48%*        3.19%*
   Net investment income to average net assets ...........................   1.18%*        1.60%*

--------
(1)  For the six months ended June 30, 2002 (unaudited).
(2)  For the period from November 2, 1998 (inception date) to December 31, 1998.
(3) The expense ratio has been readjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers.
(4)  For the period from October 5, 2001 (inception date) to December 31, 2001.
(5) The per share amount was computed using monthly average shares during the period.
*    Annualized.
** Total return is not annualized, as it may not be representative of the total return for the year.

FINANCIAL HIGHLIGHTS
(continued)

SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND CLASS A SHARES
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

                                                           2002(1)         2001         2000       1999         1998         1997
                                                          --------       --------     --------  --------      --------      -------
NET ASSET VALUE, BEGINNING OF PERIOD .....................$  11.26       $  11.44     $  10.79  $   11.69     $  11.42     $ 10.98
                                                          --------       --------     --------  ---------     --------     -------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income .................................    0.24           0.54         0.60       0.51         0.49        0.60
   Net realized and unrealized gain (loss) ...............    0.35          (0.16)        0.61      (0.94)        0.28        0.43
                                                          --------       --------     --------  ---------     --------     -------
Total Income (Loss) From Operations ......................    0.59           0.38         1.21      (0.43)        0.77        1.03
                                                          --------       --------     --------  ---------     --------     -------
LESS DISTRIBUTIONS FROM:
   Net investment income .................................   (0.24)         (0.56)       (0.56)     (0.47)       (0.50)      (0.59)
                                                          --------       --------     --------  ---------     --------     -------
Total Distributions ......................................   (0.24)         (0.56)       (0.56)     (0.47)       (0.50)      (0.59)
                                                          --------       --------     --------  ---------     --------     -------
NET ASSET VALUE, END OF PERIOD ...........................$  11.61       $  11.26     $  11.44  $   10.79     $  11.69     $ 11.42
                                                          ========       ========     ========  =========     ========     =======
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S OMITTED) ................$133,635       $140,416     $172,420  $ 224,144     $459,591     $75,978
   Ratio of expenses to average net assets ...............    0.80%*         0.80%        0.80%      0.80%        0.80%       0.80%
   Ratio of net investment income to average net assets ..    4.30%*         4.53%        4.81%      4.40%        4.24%
                                                                                                                              5.31%
PORTFOLIO TURNOVER RATE ..................................       5%            16%          15%        30%          17%         16%
TOTAL RETURN .............................................    5.33%**        3.32%       11.54%     (3.73)%       6.89%       9.62%

Note: If Agents of the Fund, had not voluntarily agreed to waive all or a portion of their fees for the period indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and the ratios would have been as follows:

   Net investment income per share .......................$   0.23       $   0.51     $   0.55  $    0.47     $   0.45     $  0.54
RATIOS:
   Expenses to average net assets ........................    1.05%*         1.21%        1.16%      1.13%        1.09%       1.28%
   Net investment income to average net assets ...........    4.05%*         4.12%        4.45%      4.07%        3.95%       4.83%

----------

(1)  For the six months ended June 30, 2002 (unaudited).

 *   Annualized.

** Total return is not annualized, as it may not be representative of the total return for the year.

FINANCIAL HIGHLIGHTS
(continued)
SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND CLASS B SHARES
-------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:


                                                                                                    2002(1)             2001(2)
                                                                                                 ----------           ----------
NET ASSET VALUE, BEGINNING OF PERIOD .....................................................       $    11.26           $    11.53
                                                                                                 ----------           ----------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (3) .............................................................             0.16                 0.04
   Net realized and unrealized gain (loss) ...............................................             0.39                (0.26)
                                                                                                 ----------           ----------
Total Income (Loss) From Operations ......................................................             0.55                (0.22)
                                                                                                 ----------           ----------
LESS DISTRIBUTIONS FROM:
   Net investment income .................................................................            (0.20)               (0.05)
                                                                                                 ----------           ----------
Total Distributions ......................................................................            (0.20)               (0.05)
                                                                                                 ----------           ----------
NET ASSET VALUE, END OF PERIOD ...........................................................       $    11.61           $    11.26
                                                                                                 ==========           ==========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD ................................................................       $   39,451           $   14,397
   Ratio of expenses to average net assets ...............................................             1.55%*               1.55%*
   Ratio of net investment income to average net assets ..................................             3.54%*               3.50%*
PORTFOLIO TURNOVER RATE ..................................................................                5%                  16%
TOTAL RETURN .............................................................................             4.94%**             (1.88)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share (3) ...................................................       $     0.15           $     0.04
RATIOS:
   Expenses to average net assets ........................................................             1.80%*               1.96%*
   Net investment loss to average net assets .............................................             3.29%*               3.09%*


SALOMON BROTHERS NEW YORK TAX FREE INCOME FUND CLASS O SHARES
--------------------------------------------------------------------------------

                                                                                                    2002(1)              2001(2)
                                                                                                 ----------           ----------
NET ASSET VALUE, BEGINNING OF PERIOD .....................................................       $    11.25           $    11.59
                                                                                                 ----------           ----------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (3) .............................................................             0.20                 0.09
   Net realized and unrealized gain (loss) ...............................................             0.40                (0.33)
                                                                                                 ----------           ----------
Total Income (Loss) From Operations ......................................................             0.60                (0.24)
                                                                                                 ----------           ----------
LESS DISTRIBUTIONS FROM:
   Net investment income .................................................................            (0.26)               (0.10)
                                                                                                 ----------           ----------
Total Distributions ......................................................................            (0.26)               (0.10)
                                                                                                 ----------           ----------
NET ASSET VALUE, END OF PERIOD ...........................................................       $    11.59           $    11.25
                                                                                                 ==========           ==========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD ................................................................       $   55,531           $      980
   Ratio of expenses to average net assets ...............................................             0.57%*               0.53%*
   Ratio of net investment income to average net assets ..................................             4.68%*               4.76%*
PORTFOLIO TURNOVER RATE ..................................................................                5%                  16%
TOTAL RETURN** ...........................................................................             5.37%               (2.04)%

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment income per share and the ratios would have been as follows:

   Net investment income per share (3) ...................................................       $     0.19           $     0.09
RATIOS:
   Expenses to average net assets ........................................................             0.82%*               0.94%*
   Net investment income to average net assets ...........................................             4.42%*               4.35%*

----------

(1)  For the six months ended June 30, 2002 (unaudited).
(2)  For the period from November 19, 2001 (inception date) to December 31,
     2001.
(3) The per share amounts were computed using monthly average shares during the period.
(4)  For the period from October 29, 2001 (inception date) to December 31, 2001.
 *   Annualized.
** Total return is not annualized, as it may not be representative of the total return for the year.

FINANCIAL HIGHLIGHTS
(continued)

SALOMON BROTHERS MID CAP FUND CLASS A SHARES
--------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

                                                                                                       2002(1)            2001(2)
                                                                                                    ---------          ---------
NET ASSET VALUE, BEGINNING OF PERIOD ........................................................       $   16.47          $   13.71
                                                                                                    ---------          ---------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss (3) ..................................................................           (0.05)             (0.01)
   Net realized and unrealized gain (loss) ..................................................           (1.19)              2.77
                                                                                                    ---------          ---------
Total Income (Loss) From Operations .........................................................           (1.24)              2.76
                                                                                                    ---------          ---------
NET ASSET VALUE, END OF PERIOD ..............................................................       $   15.23          $   16.47
                                                                                                    =========          =========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S OMITTED) ...................................................       $     128          $      47
   Ratio of expenses to average net assets ..................................................             1.5%*             1.36%*
   Ratio of net investment loss to average net assets .......................................           (0.66)%*           (0.69)%*
PORTFOLIO TURNOVER RATE .....................................................................              27%                26%
TOTAL RETURN ................................................................................           (7.53)%**           3.65%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share (3) ........................................................       $   (0.10)         $   (0.04)
RATIOS:
   Expenses to average net assets ...........................................................            2.15%*             1.93%*
   Net investment loss to average net assets ................................................           (1.31)%*           (1.26)%*


SALOMON BROTHERS MID CAP FUND CLASS B SHARES
--------------------------------------------------------------------------------

                                                                                                      2002(1)            2001(4)
                                                                                                    ---------          ---------
NET ASSET VALUE, BEGINNING OF PERIOD ........................................................       $   16.47          $   16.31
                                                                                                    ---------          ---------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss (3) ..................................................................           (0.15)             (0.01)
   Net realized and unrealized gain (loss) ..................................................           (1.15)              0.17
                                                                                                    ---------          ---------
Total Income (Loss) From Operations .........................................................           (1.30)              0.16
                                                                                                    ---------          ---------
NET ASSET VALUE, END OF PERIOD ..............................................................       $   15.17          $   16.47
                                                                                                    =========          =========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S OMITTED) ...................................................       $      56          $      12
   Ratio of expenses to average net assets ..................................................            2.25%*             2.15%*
   Ratio of net investment loss to average net assets .......................................           (1.41)%*           (1.50)%*
PORTFOLIO TURNOVER RATE .....................................................................              27%                26%
TOTAL RETURN** ..............................................................................           (7.89)%             0.98%

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share (3) ........................................................       $   (0.22)         $  (0.010)
Ratios:
   Expenses to average net assets ...........................................................            2.90%*             2.73%*
   Net investment loss to average net assets ................................................           (2.06)%*           (2.09)%*

---------

(1) For the six months ended June 30, 2002 (unaudited).
(2) For the period from November 30, 2001 (inception date) to December 31,
    2001.
(3) The per share amount was computed using monthly average shares during the period.
(4) For the period from December 18, 2001 (inception date) to December 31, 2001.
 *  Annualized.
**  Not annualized.

FINANCIAL HIGHLIGHTS
(continued)

SALOMON BROTHERS MID CAP FUND CLASS 2 SHARES
-------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout the period ended June 30, 2002:

                                                                                          2002(1)
                                                                                         --------
NET ASSET VALUE, BEGINNING OF PERIOD ................................................    $  16.43
                                                                                         --------
LOSS FROM OPERATIONS:
   Net investment loss (2) ..........................................................       (0.03)
   Net realized and unrealized loss .................................................       (1.17)
                                                                                         --------
Total Loss From Operations ..........................................................       (1.20)
                                                                                         --------
NET ASSET VALUE, END OF PERIOD ......................................................    $  15.23
                                                                                         ========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S OMITTED) ...........................................    $     17
   Ratio of expenses to average net assets ..........................................        2.25%*
   Ratio of net investment loss to average net assets ...............................       (1.25)%*
PORTFOLIO TURNOVER RATE .............................................................        0.27%
TOTAL RETURN ........................................................................       (7.36)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share (2) ................................................    $  (0.05)
RATIOS:
   Expenses to average net assets ...................................................        3.04%*
   Net investment loss to average net assets ........................................       (2.04)%*

------------

(1) The per share amount was computed using monthly average shares during the period.
(2)  For the period from May 7, 2002 (inception date) to June 30, 2002
     (unaudited).
 *   Annualized.
**   Not annualized.

FINANCIAL HIGHLIGHTS
(continued)


SALOMON BROTHERS MID CAP FUND CLASS O SHARES
-------------------------------------------------------------------------------
For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

                                                                                            2002(1)              2001(2)
                                                                                          ----------           ----------
NET ASSET VALUE, BEGINNING OF PERIOD ................................................     $    16.48           $    15.07
                                                                                          ----------           ----------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss (3) ..........................................................          (0.02)               (0.01)
   Net realized and unrealized gain (loss) ..........................................          (1.19)                1.42
                                                                                          ----------           ----------
Total Income (Loss) From Operations .................................................          (1.21)                1.41
                                                                                          ----------           ----------
NET ASSET VALUE, END OF PERIOD ......................................................          15.27           $    16.48
                                                                                          ==========           ==========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000'S OMITTED) ...........................................     $   20,396           $   22,935
   Ratio of expenses to average net assets ..........................................           1.08%*               1.08%*
   Ratio of net investment loss to average net assets ...............................          (0.26)%*             (0.17)%*
PORTFOLIO TURNOVER RATE .............................................................           0.27%                  26%
TOTAL RETURN ........................................................................          (7.34)%**            (6.48)%**

Note: If Agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the period, the expenses were not reduced for fees paid indirectly and the Manager had not voluntarily assumed expenses, the net investment loss per share and the ratios would have been as follows:

   Net investment loss per share (3) ................................................     $    (0.07)          $    (0.10)
RATIOS:
   Expenses to average net assets ...................................................           1.72%*               2.97%*
   Net investment loss to average net assets ........................................          (0.90)%*             (2.05)%*

-----------

(1)  For the six months ended June 30, 2002 (unaudited).
(2)  For the period from September 10, 2001 (inception date) to December 31,
     2001.
(3) The per share amount was computed using monthly average shares during the period.
 *   Annualized.
**   Not annualized.

SALOMON FUNDS TRUST



INVESTMENT MANAGER
      Salomon Brothers Asset Management Inc
      388 Greenwich Street
      New York, NY 10013

DISTRIBUTOR
      Salomon Smith Barney Inc.

TRANSFER AGENT
      Travelers Bank & Trust, fsb.
      125 Broad Street, 11th Floor
      New York, NY 10004

      PFPC Global Fund Services
      P.O. Box 9699
      Providence, RI 02940-9699

CUSTODIAN
      State Street Bank and Trust Company
      225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
      Bingham McCutchen LLP
      150 Federal Street, Boston, MA 02110

TRUSTEES AND OFFICERS

C. OSCAR MORONG, JR.
ELLIOTT J. BERV
DONALD M. CARLTON**
A. BENTON COCANOUGHER**
MARK T. FINN
R. JAY GERKEN*
RILEY C. GILLEY
STEPHEN RANDOLPH GROSS**
DIANA R. HARRINGTON
SUSAN B. KERLEY
HEATH B. MCLENDON
ALAN G. MERTEN**
R. RICHARDSON PETTIT**
WALTER E. ROBB, III
E. KIRBY WARREN

R. JAY GERKEN*
      CHAIRMAN AND PRESIDENT

ROBERT I. FRENKEL*
      SECRETARY

LEWIS E. DAIDONE*
      SENIOR VICE PRESIDENT AND
      CHIEF ADMINISTRATIVE OFFICER

 *Affiliated Person of the Investment Manager
**Trustees of Salomon Brothers Mid Cap Fund only

              388 GREENWICH STREET O NEW YORK, NEW YORK 10013
SBTAXSEMI 6/02                   1-800-SALOMON O WWW.SBAM.COM  02-3640, 02-3606